UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

June 30, 2012

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 70.6%

AEROSPACE AND DEFENSE — 0.5%
Raytheon Co.	886,772	$50,182,428

AIR FREIGHT AND LOGISTICS — 0.7%
United Parcel Service, Inc., Class B	798,395	62,881,590

AUTOMOBILES — 0.4%
Honda Motor Co., Ltd.	999,900	34,831,146

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	1,999,571	87,481,231

CAPITAL MARKETS — 2.4%
BlackRock, Inc.	72,881	12,376,651
Goldman Sachs Group, Inc. (The)	199,481	19,122,249
Northern Trust Corp.	3,999,383	184,051,606
T. Rowe Price Group, Inc.	190,000	11,962,400

		227,512,906

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	1,599,700	129,143,781
E.I. du Pont de Nemours & Co.	1,999,742	101,126,953

		230,270,734

COMMERCIAL BANKS — 2.4%
Comerica, Inc.	492,562	15,126,579
Commerce Bancshares, Inc.	1,999,062	75,764,450
KeyCorp	1,998,900	15,471,486
PNC Financial Services Group, Inc.	1,598,936	97,710,979
SunTrust Banks, Inc.	998,177	24,185,829

		228,259,323

COMMERCIAL SERVICES AND SUPPLIES — 2.8%
Republic Services, Inc.	3,689,274	97,618,190
Waste Management, Inc.	4,998,938	166,964,529

		264,582,719

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	1,997,800	34,302,226

DISTRIBUTORS — 0.6%
Genuine Parts Co.	989,409	59,611,892

DIVERSIFIED FINANCIAL SERVICES — 1.7%
JPMorgan Chase & Co.	4,698,767	167,886,945

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	5,995,646	213,804,736
CenturyLink, Inc.	2,889,855	114,120,374

		327,925,110

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

ELECTRIC UTILITIES — 0.4%
Portland General Electric Co.	1,299,066	$34,633,100

ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd.(1)	999,278	16,308,439
Emerson Electric Co.	996,400	46,412,312
Rockwell Automation, Inc.	397,089	26,231,699

		88,952,450

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Corning, Inc.	1,994,300	25,786,299
Molex, Inc., Class A	2,898,258	58,631,759

		84,418,058

FOOD AND STAPLES RETAILING — 1.2%
SYSCO Corp.	1,598,648	47,655,697
Wal-Mart Stores, Inc.	990,078	69,028,238

		116,683,935

FOOD PRODUCTS — 0.1%
Campbell Soup Co.	399,600	13,338,648

GAS UTILITIES — 3.2%
AGL Resources, Inc.	3,999,467	154,979,346
Piedmont Natural Gas Co., Inc.	1,699,841	54,717,882
WGL Holdings, Inc.(2)	2,573,917	102,313,201

		312,010,429

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp.	798,000	27,347,460

HOUSEHOLD DURABLES — 0.6%
Whirlpool Corp.	999,800	61,147,768

HOUSEHOLD PRODUCTS — 3.7%
Clorox Co.	398,346	28,864,151
Kimberly-Clark Corp.	289,514	24,252,588
Procter & Gamble Co. (The)	4,994,090	305,888,012

		359,004,751

INDUSTRIAL CONGLOMERATES — 2.4%
General Electric Co.	498,200	10,382,488
Koninklijke Philips Electronics NV	397,380	7,857,631
Siemens AG	697,100	58,596,611
Tyco International Ltd.	2,997,182	158,401,069

		235,237,799

INSURANCE — 4.6%
ACE Ltd.	383,881	28,457,098
Allstate Corp. (The)	1,997,352	70,087,082
Chubb Corp. (The)	1,999,235	145,584,293

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Marsh & McLennan Cos., Inc.	5,993,480	$193,169,860

		437,298,333

IT SERVICES — 0.2%
Paychex, Inc.	479,502	15,061,158

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Hasbro, Inc.	534,186	18,092,880

MACHINERY — 0.1%
Atlas Copco AB B Shares	499,265	9,545,848

MEDIA — 0.2%
Omnicom Group, Inc.	489,123	23,771,378

METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	387,448	13,200,353
Newmont Mining Corp.	698,700	33,893,937

		47,094,290

MULTI-UTILITIES — 3.3%
Consolidated Edison, Inc.	2,898,478	180,256,347
PG&E Corp.	2,993,377	135,510,177

		315,766,524

MULTILINE RETAIL — 0.4%
Target Corp.	597,000	34,739,430

OIL, GAS AND CONSUMABLE FUELS — 12.6%
BP plc	4,990,900	33,439,846
Chevron Corp.	1,498,492	158,090,906
El Paso Pipeline Partners LP	2,599,442	87,861,140
EQT Corp.	988,978	53,038,890
Exxon Mobil Corp.	4,999,382	427,797,118
Occidental Petroleum Corp.	498,900	42,790,653
Royal Dutch Shell plc, Class A	5,199,800	175,711,819
Spectra Energy Partners LP	1,699,480	51,715,176
Total S.A.	2,989,625	134,919,195
Williams Cos., Inc. (The)	1,399,600	40,336,472

		1,205,701,215

PHARMACEUTICALS — 8.8%
Bristol-Myers Squibb Co.	998,529	35,897,118
Eli Lilly & Co.	1,699,288	72,916,448
Johnson & Johnson	5,689,380	384,374,513
Merck & Co., Inc.	4,988,531	208,271,169
Pfizer, Inc.	5,999,779	137,994,917

		839,454,165

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp.	497,700	34,794,207
Annaly Capital Management, Inc.	2,998,000	50,306,440
Weyerhaeuser Co.	288,600	6,453,096

		91,553,743

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Applied Materials, Inc.	9,998,202	$114,579,395

SOFTWARE — 0.3%
Microsoft Corp.	898,714	27,491,661

SPECIALTY RETAIL — 1.2%
Lowe's Cos., Inc.	3,995,102	113,620,701

THRIFTS AND MORTGAGE FINANCE — 1.8%
Capitol Federal Financial, Inc.(2)	8,998,659	106,904,069
People's United Financial, Inc.	5,888,806	68,369,038

		175,273,107

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group plc	29,997,776	84,282,828
Vodafone Group plc ADR	3,698,000	104,209,640

		188,492,468
TOTAL COMMON STOCKS
(Cost $6,021,287,973)		6,766,038,944

CONVERTIBLE BONDS — 18.4%

AEROSPACE AND DEFENSE — 0.8%
L-3 Communications Holdings, Inc., 3.00%, 8/1/35	$76,624,000	75,091,520

CAPITAL MARKETS — 1.0%
Janus Capital Group, Inc., 3.25%, 7/15/14	53,948,000	55,229,265
UBS AG, (convertible into Charles Schwab Corp. (The)), 9.40%, 12/6/12(3)(4)	3,285,415	41,672,204

		96,901,469

ENERGY EQUIPMENT AND SERVICES — 0.4%
Credit Suisse Securities USA LLC, (convertible into Schlumberger Ltd.), MTN, 11.90%, 12/31/12(3)(4)	584,900	36,307,668

FOOD PRODUCTS — 0.2%
Credit Suisse Securities USA LLC, (convertible into Ralcorp Holdings, Inc.), MTN, 3.50%, 10/11/12(3)(4)	102,500	6,826,192
Goldman Sachs Group, Inc. (The), (convertible into Ralcorp Holdings, Inc.), 2.05%, 9/26/12(3)(4)	176,900	11,814,532

		18,640,724

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Hologic, Inc., 2.00%, 12/15/13(5)	196,276,000	192,841,170
Medtronic, Inc., 1.625%, 4/15/13	67,800,000	68,308,500

		261,149,670

HEALTH CARE PROVIDERS AND SERVICES — 4.8%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	162,395,000	164,221,944
LifePoint Hospitals, Inc., 3.50%, 5/15/14	128,836,000	138,337,655

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Lincare Holdings, Inc., Series A, 2.75%, 11/1/37	$132,295,000	$158,588,631

		461,148,230

HOTELS, RESTAURANTS AND LEISURE — 1.6%
International Game Technology, 3.25%, 5/1/14	135,915,000	150,695,756

MEDIA — 1.3%
tw telecom, inc., 2.375%, 4/1/26	92,207,000	129,781,353

OIL, GAS AND CONSUMABLE FUELS — 1.7%
Peabody Energy Corp., 4.75%, 12/15/41	195,890,000	159,895,212

PAPER AND FOREST PRODUCTS — 0.8%
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	59,160,000	74,097,900

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Annaly Capital Management, Inc., 4.00%, 2/15/15	63,488,000	78,248,960
Host Hotels & Resorts LP, 3.25%, 4/15/24(4)	127,724,000	140,815,710

		219,064,670

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.8%
Intel Corp., 2.95%, 12/15/35	34,964,000	39,727,845
Microchip Technology, Inc., 2.125%, 12/15/37	29,937,000	37,496,093

		77,223,938

TOTAL CONVERTIBLE BONDS (Cost $1,738,165,383)		1,759,998,110

CONVERTIBLE PREFERRED STOCKS — 9.6%

AEROSPACE AND DEFENSE — 0.2%
United Technologies Corp., 7.50%, 8/1/15	322,080	16,970,395

COMMERCIAL BANKS — 4.9%
Wells Fargo & Co., 7.50%	418,899	471,261,375

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Bank of America Corp., 7.25%	19,919	19,421,025

INSURANCE — 0.8%
MetLife, Inc., 5.00%, 9/11/13	1,295,061	80,125,424

MACHINERY — 2.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,956,085	228,881,506

OIL, GAS AND CONSUMABLE FUELS — 0.5%
Apache Corp., 6.00%, 8/1/13	888,513	44,638,893

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Health Care REIT, Inc., 6.50%	1,149,693	62,083,422

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $916,639,984)		923,382,040

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

PREFERRED STOCKS — 0.1%

COMMERCIAL BANKS — 0.1%
US Bancorp, 6.00% (Cost $11,654,274)	449,984	$12,320,562

TEMPORARY CASH INVESTMENTS — 0.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $8,377,362), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $8,217,815)		8,217,747
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $8,403,404), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $8,217,815)		8,217,747
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $2,092,722), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $2,054,447)		2,054,437
SSgA U.S. Government Money Market Fund	7,342,313	7,342,313

TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,832,244)		25,832,244

TOTAL INVESTMENT SECURITIES — 99.0% (Cost $8,713,579,858)		9,487,571,900

OTHER ASSETS AND LIABILITIES — 1.0%		99,588,969

TOTAL NET ASSETS — 100.0%		$9,587,160,869

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,831,133	GBP for USD	Credit Suisse AG	7/31/12	$5,999,718	$10,316
59,394,060	JPY for USD	Credit Suisse AG	7/31/12	743,326	(2,039)

				$6,743,044	$8,277

(Value on Settlement Date $6,734,767)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

11,967,353	CHF for USD	Credit Suisse AG	7/31/12	$12,616,540	$(158,981)
227,902,377	EUR for USD	UBS AG	7/31/12	288,474,087	(3,716,905)
115,673,676	GBP for USD	Credit Suisse AG	7/31/12	181,149,917	(524,314)
2,417,158,260	JPY for USD	Credit Suisse AG	7/31/12	30,251,131	172,510
50,126,206	SEK for USD	Credit Suisse AG	7/31/12	7,238,846	(153,069)

				$519,730,521	$(4,380,759)

(Value on Settlement Date $515,349,762)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CHF	-	Swiss Franc

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $96,620,596, which represented 1.0% of total net assets.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $237,436,306, which represented 2.5% of total net assets.

(5)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable.

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Income - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$5,919,477,774	—	—
Foreign Common Stocks	291,067,807	$555,493,363	—
Convertible Bonds	—	1,759,998,110	—
Convertible Preferred Stocks	—	923,382,040	—
Preferred Stocks	—	12,320,562	—
Temporary Cash Investments	7,342,313	18,489,931	—

Total Value of Investment Securities	$6,217,887,894	$3,269,684,006	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(4,372,482)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2012 follows:

	March 31, 2012					June 30, 2012
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Capitol Federal Financial, Inc.	8,798,659	$2,354,830	-	-	$674,899	8,998,659	$106,904,069
WGL Holdings, Inc.	2,568,917	199,100	-	-	1,027,567	2,573,917	102,313,201

		$2,553,930	-	-	$1,702,466		$209,217,270

4. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,901,609,059
Gross tax appreciation of investments	$794,630,583
Gross tax depreciation of investments	(208,667,742)
Net tax appreciation (depreciation) of investments	$585,962,841

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

June 30, 2012

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 2.5%
Boeing Co. (The)	14,825	$1,101,497
General Dynamics Corp.	7,008	462,248
Goodrich Corp.	2,455	311,539
Honeywell International, Inc.	15,419	860,997
L-3 Communications Holdings, Inc.	1,862	137,807
Lockheed Martin Corp.	5,315	462,830
Northrop Grumman Corp.	5,042	321,629
Precision Castparts Corp.	2,840	467,152
Raytheon Co.	6,654	376,550
Rockwell Collins, Inc.	3,012	148,642
Textron, Inc.	5,506	136,934
United Technologies Corp.	18,094	1,366,640

		6,154,465

AIR FREIGHT AND LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	3,287	192,388
Expeditors International of Washington, Inc.	4,104	159,030
FedEx Corp.	6,280	575,311
United Parcel Service, Inc., Class B	19,094	1,503,843

		2,430,572

AIRLINES — 0.1%
Southwest Airlines Co.	15,329	141,333

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.(1)	2,323	152,366
Goodyear Tire & Rubber Co. (The)(1)	5,318	62,806
Johnson Controls, Inc.	13,464	373,087

		588,259

AUTOMOBILES — 0.4%
Ford Motor Co.	75,142	720,612
Harley-Davidson, Inc.	4,622	211,364

		931,976

BEVERAGES — 2.8%
Beam, Inc.	3,209	200,531
Brown-Forman Corp., Class B	1,901	184,112
Coca-Cola Co. (The)	44,706	3,495,562
Coca-Cola Enterprises, Inc.	5,779	162,043
Constellation Brands, Inc., Class A(1)	3,600	97,416
Dr Pepper Snapple Group, Inc.	4,025	176,094
Molson Coors Brewing Co., Class B	3,161	131,529
Monster Beverage Corp.(1)	3,037	216,234
PepsiCo, Inc.	30,985	2,189,400

		6,852,921

BIOTECHNOLOGY — 1.4%
Alexion Pharmaceuticals, Inc.(1)	3,864	383,695
Amgen, Inc.	15,440	1,127,738

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Biogen Idec, Inc.(1)	4,745	$685,083
Celgene Corp.(1)	8,722	559,604
Gilead Sciences, Inc.(1)	14,934	765,815

		3,521,935

BUILDING PRODUCTS†
Masco Corp.	6,725	93,276

CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	4,277	223,516
Bank of New York Mellon Corp. (The)	23,424	514,157
BlackRock, Inc.	2,540	431,343
Charles Schwab Corp. (The)	21,898	283,141
E*Trade Financial Corp.(1)	5,684	45,699
Federated Investors, Inc. Class B	1,860	40,641
Franklin Resources, Inc.	2,784	308,996
Goldman Sachs Group, Inc. (The)	9,792	938,661
Invesco Ltd.	9,120	206,112
Legg Mason, Inc.	2,397	63,209
Morgan Stanley	30,062	438,605
Northern Trust Corp.	4,888	224,946
State Street Corp.	9,618	429,347
T. Rowe Price Group, Inc.	5,070	319,207

		4,467,580

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	4,135	333,819
Airgas, Inc.	1,375	115,514
CF Industries Holdings, Inc.	1,282	248,375
Dow Chemical Co. (The)	23,495	740,092
E.I. du Pont de Nemours & Co.	18,558	938,478
Eastman Chemical Co.	2,695	135,747
Ecolab, Inc.	5,780	396,103
FMC Corp.	2,583	138,139
International Flavors & Fragrances, Inc.	1,730	94,804
Monsanto Co.	10,637	880,531
Mosaic Co. (The)	5,957	326,205
PPG Industries, Inc.	2,985	316,768
Praxair, Inc.	5,919	643,573
Sherwin-Williams Co. (The)	1,696	224,466
Sigma-Aldrich Corp.	2,324	171,813

		5,704,427

COMMERCIAL BANKS — 2.9%
BB&T Corp.	13,884	428,321
Comerica, Inc.	3,834	117,742
Fifth Third Bancorp	18,275	244,885
First Horizon National Corp.	5,373	46,477
Huntington Bancshares, Inc.	16,435	105,184
KeyCorp	18,597	143,941
M&T Bank Corp.	2,486	205,269
PNC Financial Services Group, Inc.	10,467	639,638

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Regions Financial Corp.	28,646	$193,361
SunTrust Banks, Inc.	10,527	255,069
U.S. Bancorp	37,568	1,208,187
Wells Fargo & Co.	105,219	3,518,523
Zions BanCorp.	3,969	77,078

		7,183,675

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Avery Dennison Corp.	1,950	53,313
Cintas Corp.	2,105	81,274
Iron Mountain, Inc.	3,346	110,284
Pitney Bowes, Inc.	3,828	57,305
Republic Services, Inc.	6,482	171,514
RR Donnelley & Sons Co.	4,129	48,598
Stericycle, Inc.(1)	1,759	161,248
Waste Management, Inc.	8,991	300,299

		983,835

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	105,837	1,817,221
F5 Networks, Inc.(1)	1,569	156,210
Harris Corp.	2,170	90,814
JDS Uniphase Corp.(1)	4,479	49,269
Juniper Networks, Inc.(1)	10,719	174,827
Motorola Solutions, Inc.	5,842	281,059
QUALCOMM, Inc.	33,835	1,883,933

		4,453,333

COMPUTERS AND PERIPHERALS — 5.6%
Apple, Inc.(1)	18,519	10,815,096
Dell, Inc.(1)	29,262	366,360
EMC Corp.(1)	41,328	1,059,237
Hewlett-Packard Co.	39,153	787,367
Lexmark International, Inc., Class A	1,357	36,069
NetApp, Inc.(1)	7,266	231,204
SanDisk Corp.(1)	5,009	182,728
Seagate Technology plc	7,492	185,277
Western Digital Corp.(1)	4,692	143,012

		13,806,350

CONSTRUCTION AND ENGINEERING — 0.2%
Fluor Corp.	3,453	170,371
Jacobs Engineering Group, Inc.(1)	2,507	94,915
Quanta Services, Inc.(1)	4,092	98,494

		363,780

CONSTRUCTION MATERIALS†
Vulcan Materials Co.	2,502	99,354

CONSUMER FINANCE — 0.9%
American Express Co.	19,788	1,151,860
Capital One Financial Corp.	11,465	626,677
Discover Financial Services	10,609	366,859

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

SLM Corp.	9,526	$149,653

		2,295,049

CONTAINERS AND PACKAGING — 0.1%
Ball Corp.	3,219	132,140
Bemis Co., Inc.	1,971	61,771
Owens-Illinois, Inc.(1)	3,121	59,830
Sealed Air Corp.	4,109	63,443

		317,184

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,059	184,305

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	2,262	81,862
DeVry, Inc.	1,053	32,611
H&R Block, Inc.	5,913	94,490

		208,963

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Bank of America Corp.	212,902	1,741,538
Citigroup, Inc.	58,092	1,592,302
CME Group, Inc.	1,292	346,398
IntercontinentalExchange, Inc.(1)	1,426	193,908
JPMorgan Chase & Co.	75,308	2,690,755
Leucadia National Corp.	3,861	82,123
McGraw-Hill Cos., Inc. (The)	5,544	249,480
Moody's Corp.	3,834	140,133
NASDAQ OMX Group, Inc. (The)	2,729	61,866
NYSE Euronext	4,882	124,882

		7,223,385

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	116,095	4,139,948
CenturyLink, Inc.	12,156	480,040
Frontier Communications Corp.	20,660	79,128
Verizon Communications, Inc.	56,302	2,502,061
Windstream Corp.	12,280	118,625

		7,319,802

ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	9,682	386,312
Duke Energy Corp.	26,364	607,954
Edison International	6,596	304,735
Entergy Corp.	3,408	231,369
Exelon Corp.	16,821	632,806
FirstEnergy Corp.	8,094	398,144
NextEra Energy, Inc.	8,188	563,416
Northeast Utilities	6,346	246,288
Pepco Holdings, Inc.	4,768	93,310
Pinnacle West Capital Corp.	2,159	111,707

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

PPL Corp.	11,496	$319,704
Progress Energy, Inc.	5,994	360,659
Southern Co.	17,132	793,211
Xcel Energy, Inc.	9,783	277,935

		5,327,550

ELECTRICAL EQUIPMENT — 0.5%
Cooper Industries plc	3,165	215,790
Emerson Electric Co.	14,579	679,090
Rockwell Automation, Inc.	2,823	186,487
Roper Industries, Inc.	1,949	192,132

		1,273,499

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Amphenol Corp. Class A	3,258	178,930
Corning, Inc.	29,695	383,956
FLIR Systems, Inc.	2,981	58,130
Jabil Circuit, Inc.	3,946	80,222
Molex, Inc.	3,017	72,227
TE Connectivity Ltd.	8,297	264,757

		1,038,222

ENERGY EQUIPMENT AND SERVICES — 1.6%
Baker Hughes, Inc.	8,543	351,117
Cameron International Corp.(1)	4,927	210,432
Diamond Offshore Drilling, Inc.	1,322	78,170
FMC Technologies, Inc.(1)	4,769	187,088
Halliburton Co.	18,183	516,215
Helmerich & Payne, Inc.	2,152	93,569
Nabors Industries Ltd.(1)	5,924	85,306
National Oilwell Varco, Inc.	8,437	543,680
Noble Corp.(1)	4,994	162,455
Rowan Cos. plc(1)	2,337	75,555
Schlumberger Ltd.	26,507	1,720,570

		4,024,157

FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	8,636	820,420
CVS Caremark Corp.	25,371	1,185,587
Kroger Co. (The)	11,344	263,067
Safeway, Inc.	4,873	88,445
SYSCO Corp.	11,285	336,406
Wal-Mart Stores, Inc.	34,183	2,383,239
Walgreen Co.	17,143	507,090
Whole Foods Market, Inc.	3,176	302,736

		5,886,990

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	13,107	386,919
Campbell Soup Co.	3,426	114,360
ConAgra Foods, Inc.	8,505	220,535

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Dean Foods Co.(1)	3,575	$60,882
General Mills, Inc.	12,860	495,624
H.J. Heinz Co.	6,218	338,135
Hershey Co. (The)	3,006	216,522
Hormel Foods Corp.	2,563	77,966
J.M. Smucker Co. (The)	2,292	173,092
Kellogg Co.	4,882	240,829
Kraft Foods, Inc., Class A	35,233	1,360,698
McCormick & Co., Inc.	2,672	162,057
Mead Johnson Nutrition Co.	3,994	321,557
Tyson Foods, Inc., Class A	5,925	111,568

		4,280,744

GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,408	93,310
ONEOK, Inc.	4,106	173,725

		267,035

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Baxter International, Inc.	10,953	582,152
Becton, Dickinson and Co.	4,104	306,774
Boston Scientific Corp.(1)	26,933	152,710
C.R. Bard, Inc.	1,686	181,144
CareFusion Corp.(1)	4,441	114,045
Covidien plc	9,677	517,720
DENTSPLY International, Inc.	2,640	99,818
Edwards Lifesciences Corp.(1)	2,189	226,124
Intuitive Surgical, Inc.(1)	780	431,956
Medtronic, Inc.	20,607	798,109
St. Jude Medical, Inc.	6,111	243,890
Stryker Corp.	6,301	347,185
Varian Medical Systems, Inc.(1)	2,234	135,760
Zimmer Holdings, Inc.	3,402	218,953

		4,356,340

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	7,026	272,398
AmerisourceBergen Corp.	5,100	200,685
Cardinal Health, Inc.	6,853	287,826
CIGNA Corp.	5,630	247,720
Coventry Health Care, Inc.	2,861	90,951
DaVita, Inc.(1)	1,839	180,608
Express Scripts Holding Co.(1)	15,862	885,576
Humana, Inc.	3,228	249,976
Laboratory Corp. of America Holdings(1)	1,962	181,701
McKesson Corp.	4,695	440,156
Patterson Cos., Inc.	1,626	56,048
Quest Diagnostics, Inc.	3,047	182,515
Tenet Healthcare Corp.(1)	7,844	41,103
UnitedHealth Group, Inc.	20,510	1,199,835

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

WellPoint, Inc.	6,560	$418,463

		4,935,561

HOTELS, RESTAURANTS AND LEISURE — 1.9%
Carnival Corp.	8,884	304,455
Chipotle Mexican Grill, Inc.(1)	646	245,448
Darden Restaurants, Inc.	2,541	128,651
International Game Technology	5,919	93,224
Marriott International, Inc. Class A	5,407	211,954
McDonald's Corp.	20,098	1,779,276
Starbucks Corp.	14,981	798,787
Starwood Hotels & Resorts Worldwide, Inc.	3,775	200,226
Wyndham Worldwide Corp.	2,882	151,997
Wynn Resorts Ltd.	1,575	163,359
Yum! Brands, Inc.	9,001	579,844

		4,657,221

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	5,261	96,697
Harman International Industries, Inc.	1,279	50,649
Leggett & Platt, Inc.	2,851	60,242
Lennar Corp., Class A	3,076	95,079
Newell Rubbermaid, Inc.	5,581	101,239
PulteGroup, Inc.(1)	7,031	75,232
Whirlpool Corp.	1,502	91,862

		571,000

HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	2,503	181,367
Colgate-Palmolive Co.	9,499	988,846
Kimberly-Clark Corp.	7,806	653,909
Procter & Gamble Co. (The)	54,328	3,327,590

		5,151,712

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	12,636	162,120
NRG Energy, Inc.(1)	4,854	84,265

		246,385

INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	13,708	1,228,237
Danaher Corp.	11,331	590,118
General Electric Co.	210,113	4,378,755
Tyco International Ltd.	9,114	481,675

		6,678,785

INSURANCE — 3.5%
ACE Ltd.	6,673	494,669
Aflac, Inc.	9,319	396,896
Allstate Corp. (The)	9,663	339,075
American International Group, Inc.(1)	12,488	400,740

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Aon plc	6,517	$304,865
Assurant, Inc.	1,827	63,653
Berkshire Hathaway, Inc., Class B(1)	34,765	2,896,967
Chubb Corp. (The)	5,348	389,441
Cincinnati Financial Corp.	3,199	121,786
Genworth Financial, Inc., Class A(1)	9,420	53,317
Hartford Financial Services Group, Inc.	8,804	155,215
Lincoln National Corp.	5,265	115,146
Loews Corp.	6,057	247,792
Marsh & McLennan Cos., Inc.	10,796	347,955
MetLife, Inc.	20,974	647,048
Principal Financial Group, Inc.	6,099	159,977
Progressive Corp. (The)	11,911	248,106
Prudential Financial, Inc.	9,112	441,294
Torchmark Corp.	1,918	96,955
Travelers Cos., Inc. (The)	7,578	483,780
Unum Group	5,872	112,331
XL Group plc	6,421	135,098

		8,652,106

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	7,128	1,627,679
Expedia, Inc.	1,722	82,776
Netflix, Inc.(1)	1,129	77,303
priceline.com, Inc.(1)	985	654,552
TripAdvisor, Inc.(1)	2,038	91,078

		2,533,388

INTERNET SOFTWARE AND SERVICES — 1.8%
Akamai Technologies, Inc.(1)	3,619	114,903
eBay, Inc.(1)	22,723	954,593
Google, Inc., Class A(1)	5,036	2,921,233
VeriSign, Inc.(1)	3,057	133,193
Yahoo!, Inc.(1)	24,350	385,461

		4,509,383

IT SERVICES — 3.8%
Accenture plc, Class A	12,842	771,676
Automatic Data Processing, Inc.	9,679	538,733
Cognizant Technology Solutions Corp., Class A(1)	6,113	366,780
Computer Sciences Corp.	2,833	70,315
Fidelity National Information Services, Inc.	4,894	166,788
Fiserv, Inc.(1)	2,616	188,927
International Business Machines Corp.	22,832	4,465,483
MasterCard, Inc., Class A	2,110	907,532
Paychex, Inc.	6,360	199,768
SAIC, Inc.	5,778	70,029
Teradata Corp.(1)	3,299	237,561
Total System Services, Inc.	2,954	70,689
Visa, Inc., Class A	9,880	1,221,464

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Western Union Co. (The)	12,082	$203,461

		9,479,206

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Hasbro, Inc.	2,534	85,827
Mattel, Inc.	6,744	218,775

		304,602

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	6,732	264,164
Life Technologies Corp.(1)	3,523	158,500
PerkinElmer, Inc.	2,106	54,335
Thermo Fisher Scientific, Inc.	7,404	384,341
Waters Corp.(1)	1,706	135,576

		996,916

MACHINERY — 1.9%
Caterpillar, Inc.	12,848	1,090,924
Cummins, Inc.	3,787	366,998
Deere & Co.	7,774	628,683
Dover Corp.	3,695	198,089
Eaton Corp.	6,759	267,859
Flowserve Corp.	1,074	123,241
Illinois Tool Works, Inc.	9,513	503,142
Ingersoll-Rand plc	5,865	247,386
Joy Global, Inc.	2,090	118,566
PACCAR, Inc.	7,185	281,580
Pall Corp.	2,302	126,173
Parker-Hannifin Corp.	3,034	233,254
Snap-On, Inc.	1,070	66,607
Stanley Black & Decker, Inc.	3,360	216,250
Xylem, Inc.	3,922	98,717

		4,567,469

MEDIA — 3.3%
Cablevision Systems Corp., Class A	4,851	64,470
CBS Corp., Class B	12,851	421,256
Comcast Corp., Class A	53,567	1,712,537
DirecTV, Class A(1)	12,969	633,147
Discovery Communications, Inc. Class A(1)	5,050	272,700
Gannett Co., Inc.	4,408	64,930
Interpublic Group of Cos., Inc. (The)	8,680	94,178
News Corp. Class A	41,660	928,601
Omnicom Group, Inc.	5,384	261,662
Scripps Networks Interactive, Inc. Class A	1,726	98,140
Time Warner Cable, Inc.	6,098	500,646
Time Warner, Inc.	18,799	723,762
Viacom, Inc., Class B	10,419	489,901
Walt Disney Co. (The)	35,274	1,710,789
Washington Post Co. (The), Class B	98	36,634

		8,013,353

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

METALS AND MINING — 0.7%
Alcoa, Inc.	21,339	$186,716
Allegheny Technologies, Inc.	2,232	71,179
Cliffs Natural Resources, Inc.	2,860	140,969
Freeport-McMoRan Copper & Gold, Inc.	18,772	639,562
Newmont Mining Corp.	9,915	480,977
Nucor Corp.	6,164	233,616
Titanium Metals Corp.	1,223	13,832
United States Steel Corp.	2,755	56,753

		1,823,604

MULTI-UTILITIES — 1.3%
Ameren Corp.	4,940	165,688
CenterPoint Energy, Inc.	8,882	183,591
CMS Energy Corp.	4,955	116,442
Consolidated Edison, Inc.	5,719	355,665
Dominion Resources, Inc.	11,307	610,578
DTE Energy Co.	3,362	199,467
Integrys Energy Group, Inc.	1,591	90,480
NiSource, Inc.	5,457	135,061
PG&E Corp.	8,257	373,794
Public Service Enterprise Group, Inc.	10,038	326,235
SCANA Corp.	2,212	105,822
Sempra Energy	4,860	334,757
TECO Energy, Inc.	4,470	80,728
Wisconsin Energy Corp.	4,389	173,673

		3,251,981

MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	1,071	43,686
Dollar Tree, Inc.(1)	4,652	250,278
Family Dollar Stores, Inc.	2,299	152,837
J.C. Penney Co., Inc.	3,043	70,932
Kohl's Corp.	4,593	208,936
Macy's, Inc.	8,165	280,468
Nordstrom, Inc.	3,201	159,058
Sears Holdings Corp.(1)	742	44,297
Target Corp.	12,993	756,063

		1,966,555

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	26,302	206,997

OIL, GAS AND CONSUMABLE FUELS — 9.0%
Alpha Natural Resources, Inc.(1)	4,436	38,638
Anadarko Petroleum Corp.	9,851	652,136
Apache Corp.	7,776	683,433
Cabot Oil & Gas Corp.	4,354	171,548
Chesapeake Energy Corp.	13,179	245,129
Chevron Corp.	38,999	4,114,394
ConocoPhillips	24,941	1,393,703
CONSOL Energy, Inc.	4,355	131,695

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Denbury Resources, Inc.(1)	7,400	$111,814
Devon Energy Corp.	8,110	470,299
EOG Resources, Inc.	5,400	486,594
EQT Corp.	2,822	151,344
Exxon Mobil Corp.	92,535	7,918,220
Hess Corp.	6,079	264,132
Kinder Morgan, Inc.	10,031	323,199
Marathon Oil Corp.	13,733	351,153
Marathon Petroleum Corp.	6,666	299,437
Murphy Oil Corp.	3,872	194,723
Newfield Exploration Co.(1)	2,806	82,244
Noble Energy, Inc.	3,540	300,263
Occidental Petroleum Corp.	16,080	1,379,182
Peabody Energy Corp.	5,449	133,609
Phillips 66(1)	12,576	418,026
Pioneer Natural Resources Co.	2,468	217,702
QEP Resources, Inc.	3,539	106,064
Range Resources Corp.	3,152	195,014
Southwestern Energy Co.(1)	7,096	226,575
Spectra Energy Corp.	13,106	380,860
Sunoco, Inc.	2,106	100,035
Tesoro Corp.(1)	2,578	64,347
Valero Energy Corp.	11,005	265,771
Williams Cos., Inc. (The)	12,222	352,238
WPX Energy, Inc.(1)	4,126	66,759

		22,290,280

PAPER AND FOREST PRODUCTS — 0.1%
International Paper Co.	8,567	247,672
MeadWestvaco Corp.	3,241	93,179

		340,851

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	8,346	135,289
Estee Lauder Cos., Inc. (The), Class A	4,380	237,045

		372,334

PHARMACEUTICALS — 6.1%
Abbott Laboratories	31,257	2,015,139
Allergan, Inc.	6,029	558,104
Bristol-Myers Squibb Co.	33,529	1,205,368
Eli Lilly & Co.	20,298	870,987
Forest Laboratories, Inc.(1)	5,185	181,423
Hospira, Inc.(1)	3,057	106,934
Johnson & Johnson	54,364	3,672,832
Merck & Co., Inc.	60,068	2,507,839
Mylan, Inc.(1)	8,451	180,598
Perrigo Co.	1,782	210,151
Pfizer, Inc.	148,650	3,418,950
Watson Pharmaceuticals, Inc.(1)	2,611	193,188

		15,121,513

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	887	$63,128
Equifax, Inc.	2,324	108,298
Robert Half International, Inc.	2,624	74,968

		246,394

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
American Tower Corp.	7,832	547,535
Apartment Investment & Management Co., Class A	2,496	67,467
AvalonBay Communities, Inc.	1,881	266,124
Boston Properties, Inc.	2,968	321,642
Equity Residential	5,987	373,349
HCP, Inc.	8,483	374,524
Health Care REIT, Inc.	4,242	247,309
Host Hotels & Resorts, Inc.	13,983	221,211
Kimco Realty Corp.	8,428	160,385
Plum Creek Timber Co., Inc.	3,256	129,263
ProLogis, Inc.	9,179	305,018
Public Storage	2,868	414,168
Simon Property Group, Inc.	5,980	930,847
Ventas, Inc.	5,632	355,492
Vornado Realty Trust	3,647	306,275
Weyerhaeuser Co.	10,675	238,693

		5,259,302

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CBRE Group, Inc.(1)	6,112	99,992

ROAD AND RAIL — 0.9%
CSX Corp.	20,853	466,273
Norfolk Southern Corp.	6,473	464,567
Ryder System, Inc.	922	33,201
Union Pacific Corp.	9,392	1,120,560

		2,084,601

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc.(1)	12,296	70,456
Altera Corp.	6,506	220,163
Analog Devices, Inc.	6,090	229,410
Applied Materials, Inc.	25,071	287,314
Broadcom Corp., Class A(1)	9,755	329,719
First Solar, Inc.(1)	1,222	18,403
Intel Corp.	99,189	2,643,387
KLA-Tencor Corp.	3,411	167,992
Lam Research Corp.(1)	3,959	149,413
Linear Technology Corp.	4,577	143,397
LSI Corp.(1)	11,285	71,886
Microchip Technology, Inc.	3,793	125,472
Micron Technology, Inc.(1)	19,709	124,364
NVIDIA Corp.(1)	12,450	172,059

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Teradyne, Inc.(1)	3,699	$52,008
Texas Instruments, Inc.	22,613	648,767
Xilinx, Inc.	5,372	180,338

		5,634,548

SOFTWARE — 3.8%
Adobe Systems, Inc.(1)	10,005	323,862
Autodesk, Inc.(1)	4,618	161,584
BMC Software, Inc.(1)	3,280	139,991
CA, Inc.	6,828	184,971
Cerner Corp.(1)	2,826	233,597
Citrix Systems, Inc.(1)	3,746	314,439
Electronic Arts, Inc.(1)	5,643	69,691
Intuit, Inc.	5,832	346,129
Microsoft Corp.	148,297	4,536,405
Oracle Corp.	76,700	2,277,990
Red Hat, Inc.(1)	3,932	222,079
Salesforce.com, Inc.(1)	2,738	378,556
Symantec Corp.(1)	13,938	203,634

		9,392,928

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co., Class A	1,626	55,512
AutoNation, Inc.(1)	922	32,528
AutoZone, Inc.(1)	532	195,334
Bed Bath & Beyond, Inc.(1)	4,660	287,988
Best Buy Co., Inc.	5,684	119,137
CarMax, Inc.(1)	4,533	117,586
GameStop Corp., Class A	2,974	54,603
Gap, Inc. (The)	6,607	180,768
Home Depot, Inc. (The)	30,285	1,604,802
Limited Brands, Inc.	4,816	204,824
Lowe's Cos., Inc.	23,246	661,116
O'Reilly Automotive, Inc.(1)	2,424	203,058
Ross Stores, Inc.	4,422	276,242
Staples, Inc.	13,721	179,059
Tiffany & Co.	2,407	127,451
TJX Cos., Inc. (The)	14,820	636,223
Urban Outfitters, Inc.(1)	2,310	63,733

		4,999,964

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	5,761	336,903
Fossil, Inc.(1)	1,052	80,520
NIKE, Inc., Class B	7,308	641,496
Ralph Lauren Corp.	1,261	176,616
VF Corp.	1,728	230,602

		1,466,137

THRIFTS AND MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	11,508	73,306

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

People's United Financial, Inc.	6,888	$79,970

		153,276

TOBACCO — 2.0%
Altria Group, Inc.	40,185	1,388,392
Lorillard, Inc.	2,621	345,841
Philip Morris International, Inc.	33,835	2,952,442
Reynolds American, Inc.	6,467	290,174

		4,976,849

TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Fastenal Co.	5,898	237,748
W.W. Grainger, Inc.	1,217	232,739

		470,487

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Crown Castle International Corp.(1)	5,077	297,817
MetroPCS Communications, Inc.(1)	6,234	37,715
Sprint Nextel Corp.(1)	58,919	192,076

		527,608

TOTAL COMMON STOCKS (Cost $172,285,560)		243,763,584

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $750,970), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $736,668)		736,662
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $753,304), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $736,668)		736,662
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $187,597), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $184,166)		184,165
SSgA U.S. Government Money Market Fund	658,388	658,388
U.S. Treasury Bills 0.14%, 11/1/12(2)(3)	730,000	729,740

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,045,541)		3,045,617

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $175,331,101)	246,809,201

OTHER ASSETS AND LIABILITIES — 0.1%	137,295

TOTAL NET ASSETS — 100.0%	$246,946,496

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

48	S&P 500 E-Mini	September 2012	$3,255,360	$170,768

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $729,740.

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Index - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$243,763,584	—	—
Temporary Cash Investments	658,388	$2,387,229	—

Total Value of Investment Securities	$244,421,972	$2,387,229	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$170,768	—	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$182,314,342
Gross tax appreciation of investments	$92,142,554
Gross tax depreciation of investments	(27,647,695)
Net tax appreciation (depreciation) of investments	$64,494,859

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

June 30, 2012

Global Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.6%

AUSTRALIA — 6.7%
CFS Retail Property Trust	92,460	$183,884
Goodman Group	52,260	198,088
Westfield Group	43,436	423,183
Westfield Retail Trust	55,849	163,720

		968,875

BRAZIL — 1.0%
BR Malls Participacoes SA	13,200	149,515

CANADA — 3.8%
Brookfield Asset Management, Inc. Class A	12,678	419,642
RioCan Real Estate Investment Trust	4,657	126,705

		546,347

FRANCE — 1.9%
Klepierre	8,259	272,154

GERMANY — 2.3%
GSW Immobilien AG	4,314	147,387
TAG Immobilien AG	19,294	181,303

		328,690

HONG KONG — 12.5%
Cheung Kong Holdings Ltd.	7,000	86,410
China Overseas Grand Oceans Group Ltd.	138,500	124,804
China Overseas Land & Investment Ltd.	108,000	253,355
Hang Lung Properties Ltd.	24,000	81,697
Link Real Estate Investment Trust (The)	87,500	357,738
New World Development Co. Ltd.	136,000	160,560
Shimao Property Holdings Ltd.	110,000	170,343
Sun Hung Kai Properties Ltd.	19,000	225,460
Swire Properties Ltd.	48,459	145,953
Wheelock & Co. Ltd.	52,000	197,587

		1,803,907

INDIA — 0.2%
Sobha Developers Ltd.	3,863	23,576

INDONESIA — 0.7%
PT Ciputra Development Tbk	908,500	63,176
PT Lippo Karawaci Tbk	516,500	44,120

		107,296

JAPAN — 9.6%
Advance Residence Investment Corp.	41	79,655
Daito Trust Construction Co. Ltd.	1,200	113,834
Daiwa House Industry Co. Ltd.	8,000	113,573
Japan Real Estate Investment Corp.	12	110,324
Japan Retail Fund Investment Corp.	54	85,625
Mitsubishi Estate Co. Ltd.	18,000	322,904
Mitsui Fudosan Co. Ltd.	11,000	213,387

Global Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Nippon Building Fund, Inc.	13	$125,879
Sumitomo Realty & Development Co. Ltd.	6,000	147,629
United Urban Investment Corp.	72	77,675

		1,390,485

PHILIPPINES — 1.1%
Ayala Land, Inc.	157,300	80,925
SM Prime Holdings, Inc.	242,250	75,379

		156,304

SINGAPORE — 3.5%
CDL Hospitality Trusts	67,000	103,639
Frasers Centrepoint Trust	80,000	105,607
Global Logistic Properties Ltd.(1)	117,000	194,913
Keppel Land Ltd.	43,000	110,520

		514,679

SOUTH AFRICA — 1.2%
Capital Property Fund	52,648	64,441
Growthpoint Properties Ltd.	41,544	117,041

		181,482

UNITED KINGDOM — 4.3%
Derwent London plc	6,819	198,125
Great Portland Estates plc	31,329	193,914
Hammerson plc	32,631	227,465

		619,504

UNITED STATES — 47.8%
American Tower Corp.	8,830	617,305
Apartment Investment & Management Co., Class A	11,987	324,009
Camden Property Trust	4,900	331,583
Extra Space Storage, Inc.	10,555	322,983
Health Care REIT, Inc.	7,421	432,644
Highwoods Properties, Inc.	9,242	310,993
Host Hotels & Resorts, Inc.	10,941	173,087
Kilroy Realty Corp.	5,778	279,713
Lennar Corp., Class A	9,955	307,709
Newcastle Investment Corp.	23,601	158,127
Public Storage	3,738	539,804
PulteGroup, Inc.(1)	28,051	300,146
Rayonier, Inc.	7,753	348,110
Simon Property Group, Inc.	3,660	569,715
Taubman Centers, Inc.	4,376	337,652
UDR, Inc.	13,344	344,809
Ventas, Inc.	8,047	507,927
Weyerhaeuser Co.	19,485	435,684
Wyndham Worldwide Corp.	5,336	281,421

		6,923,421

TOTAL COMMON STOCKS (Cost $12,985,953)		13,986,235

Global Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS(2) — 7.0%

SSgA U.S. Government Money Market Fund (Cost $1,011,451)	1,011,451	$1,011,451

TOTAL INVESTMENT SECURITIES — 103.6% (Cost $13,997,404)		14,997,686

OTHER ASSETS AND LIABILITIES — (3.6)%		(520,038)

TOTAL NET ASSETS — 100.0%		$14,477,648

Sub-Industry Allocation

(as a % of net assets)

Specialized REITs	24.0%
Retail REITs	19.7%
Diversified Real Estate Activities	14.4%
Office REITs	8.5%
Residential REITs	7.4%
Real Estate Development	7.4%
Real Estate Operating Companies	5.6%
Homebuilding	4.2%
Hotels, Resorts and Cruise Lines	2.0%
Industrial REITs	1.4%
Mortgage REITs	1.1%
Diversified REITs	0.9%
Cash and Equivalents*	3.4%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

REIT - Real Estate Investment Trust

(1)	Non-income producing.
(2)	Amount relates primarily to securities purchased, but not settled, at period end.

Global Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$419,642	$6,643,172	—
Domestic Common Stocks	6,923,421	—	—
Temporary Cash Investments	1,011,451	—	—

Total Value of Investment Securities	$8,354,514	$6,643,172	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,129,989
Gross tax appreciation of investments	$889,767
Gross tax depreciation of investments	(22,070)
Net tax appreciation (depreciation) of investments	$867,697

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

June 30, 2012

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	24,800	$1,384,832
Northrop Grumman Corp.	35,400	2,258,166
Raytheon Co.	63,500	3,593,465

		7,236,463

AIRLINES — 0.6%
Southwest Airlines Co.	377,100	3,476,862

AUTOMOBILES — 1.2%
Ford Motor Co.	708,900	6,798,351

BEVERAGES — 0.9%
PepsiCo, Inc.	73,300	5,179,378

BIOTECHNOLOGY — 0.8%
Amgen, Inc.	39,000	2,848,560
Gilead Sciences, Inc.(1)	32,400	1,661,472

		4,510,032

CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	104,800	5,476,848
Bank of New York Mellon Corp. (The)	180,600	3,964,170
BlackRock, Inc.	24,000	4,075,680
Goldman Sachs Group, Inc. (The)	60,600	5,809,116
Morgan Stanley	108,900	1,588,851

		20,914,665

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	76,500	3,868,605

COMMERCIAL BANKS — 6.4%
PNC Financial Services Group, Inc.	129,800	7,932,078
U.S. Bancorp	273,900	8,808,624
Wells Fargo & Co.	586,800	19,622,592

		36,363,294

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	62,800	1,716,952

COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	729,800	12,530,666

COMPUTERS AND PERIPHERALS — 1.0%
Hewlett-Packard Co.	280,800	5,646,888

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp.	511,800	4,186,524
Citigroup, Inc.	333,700	9,146,717
JPMorgan Chase & Co.	473,000	16,900,290

		30,233,531

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	452,400	$16,132,584
CenturyLink, Inc.	99,100	3,913,459
Verizon Communications, Inc.	24,000	1,066,560

		21,112,603

ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	87,100	3,475,290
Exelon Corp.	69,100	2,599,542
NV Energy, Inc.	135,400	2,380,332
Pinnacle West Capital Corp.	73,900	3,823,586
PPL Corp.	114,200	3,175,902
Xcel Energy, Inc.	126,800	3,602,388

		19,057,040

ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	126,700	5,207,370
National Oilwell Varco, Inc.	48,600	3,131,784
Schlumberger Ltd.	59,000	3,829,690

		12,168,844

FOOD AND STAPLES RETAILING — 2.8%
CVS Caremark Corp.	129,900	6,070,227
Kroger Co. (The)	201,100	4,663,509
Wal-Mart Stores, Inc.	71,300	4,971,036

		15,704,772

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	92,500	3,572,350

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Medtronic, Inc.	210,200	8,141,046

HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Aetna, Inc.	84,200	3,264,434
Quest Diagnostics, Inc.	45,000	2,695,500
WellPoint, Inc.	73,600	4,694,944

		10,654,878

HOTELS, RESTAURANTS AND LEISURE — 0.4%
Carnival Corp.	62,000	2,124,740

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	262,000	16,047,500

INDUSTRIAL CONGLOMERATES — 4.7%
General Electric Co.	1,126,900	23,484,596
Tyco International Ltd.	62,300	3,292,555

		26,777,151

INSURANCE — 8.0%
Allstate Corp. (The)	152,200	5,340,698
American International Group, Inc.(1)	49,800	1,598,082

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Berkshire Hathaway, Inc., Class B(1)	93,800	$7,816,354
Chubb Corp. (The)	32,300	2,352,086
Loews Corp.	113,000	4,622,830
MetLife, Inc.	234,700	7,240,495
Principal Financial Group, Inc.	132,300	3,470,229
Prudential Financial, Inc.	106,700	5,167,481
Torchmark Corp.	26,100	1,319,355
Travelers Cos., Inc. (The)	98,400	6,281,856

		45,209,466

IT SERVICES — 0.4%
Fiserv, Inc.(1)	28,600	2,065,492

MACHINERY — 1.4%
Dover Corp.	54,500	2,921,745
Ingersoll-Rand plc	51,600	2,176,488
PACCAR, Inc.	71,900	2,817,761

		7,915,994

MEDIA — 3.8%
CBS Corp., Class B	87,400	2,864,972
Comcast Corp., Class A	264,500	8,456,065
Time Warner Cable, Inc.	34,700	2,848,870
Time Warner, Inc.	198,900	7,657,650

		21,827,557

METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	146,700	4,998,069
Nucor Corp.	114,400	4,335,760

		9,333,829

MULTI-UTILITIES — 0.8%
PG&E Corp.	98,200	4,445,514

MULTILINE RETAIL — 2.6%
Kohl's Corp.	74,400	3,384,456
Macy's, Inc.	83,000	2,851,050
Target Corp.	143,500	8,350,265

		14,585,771

OIL, GAS AND CONSUMABLE FUELS — 15.5%
Apache Corp.	70,100	6,161,089
Chevron Corp.	218,900	23,093,950
Exxon Mobil Corp.	475,000	40,645,750
Occidental Petroleum Corp.	61,900	5,309,163
Phillips 66(1)	19,200	638,208
Total SA ADR	123,300	5,542,335
Ultra Petroleum Corp.(1)	124,000	2,860,680
Valero Energy Corp.	144,200	3,482,430

		87,733,605

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	112,200	3,243,702

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

PHARMACEUTICALS — 9.3%
Abbott Laboratories	54,900	$3,539,403
Johnson & Johnson	233,400	15,768,504
Merck & Co., Inc.	351,300	14,666,775
Pfizer, Inc.	830,900	19,110,700

		53,085,382

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	379,800	4,352,508
Intel Corp.	238,400	6,353,360
Marvell Technology Group Ltd.	238,200	2,686,896

		13,392,764

SOFTWARE — 2.3%
Adobe Systems, Inc.(1)	70,000	2,265,900
Microsoft Corp.	157,700	4,824,043
Oracle Corp.	204,300	6,067,710

		13,157,653

SPECIALTY RETAIL — 1.3%
Lowe's Cos., Inc.	131,200	3,731,328
Staples, Inc.	285,300	3,723,165

		7,454,493

TOBACCO — 0.6%
Altria Group, Inc.	92,700	3,202,785

TOTAL COMMON STOCKS (Cost $437,292,631)		560,490,618

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $2,365,399), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $2,320,350)		2,320,331
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,372,752), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $2,320,349)		2,320,330
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $590,893), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $580,086)		580,083
SSgA U.S. Government Money Market Fund	2,073,786	2,073,786
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,294,530)		7,294,530

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $444,587,161)	567,785,148

OTHER ASSETS AND LIABILITIES†	(283,399)

TOTAL NET ASSETS — 100.0%	$567,501,749

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

100,179	EUR for USD	UBS AG	7/31/12	$126,804	$1,907

(Value on Settlement Date $124,897)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,842,696	EUR for USD	UBS AG	7/31/12	$4,864,005	$(62,671)

(Value on Settlement Date $4,801,334)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Large Company Value - Schedule of Investments
4JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$560,490,618	—	—
Temporary Cash Investments	2,073,786	$5,220,744	—

Total Value of Investment Securities	$562,564,404	$5,220,744	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(60,764)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$476,601,457
Gross tax appreciation of investments	$105,246,585
Gross tax depreciation of investments	(14,062,894)
Net tax appreciation (depreciation) of investments	$91,183,691

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Market Neutral Value Fund

June 30, 2012

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 73.8%

AEROSPACE AND DEFENSE — 5.8%
General Dynamics Corp.(1)	1,257	$82,912
HEICO Corp., Class A(1)	4,796	154,719
Northrop Grumman Corp.	889	56,709
Rockwell Collins, Inc.(1)	649	32,028

		326,368

AIR FREIGHT AND LOGISTICS — 1.0%
United Parcel Service, Inc., Class B(1)	745	58,676

AIRLINES — 0.5%
Southwest Airlines Co.	2,997	27,632

AUTOMOBILES — 0.5%
Honda Motor Co. Ltd. ADR	375	12,998
Toyota Motor Corp. ADR(1)	200	16,096

		29,094

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.(1)	841	36,794

CAPITAL MARKETS — 1.0%
Charles Schwab Corp. (The)(1)	4,555	58,896

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.(1)	893	72,092
E.I. du Pont de Nemours & Co.(1)	1,143	57,801

		129,893

COMMERCIAL BANKS — 1.4%
Cullen/Frost Bankers, Inc.(1)	758	43,577
PNC Financial Services Group, Inc.(1)	570	34,833

		78,410

COMMERCIAL SERVICES AND SUPPLIES — 2.5%
Republic Services, Inc.(1)	5,393	142,699

COMPUTERS AND PERIPHERALS — 0.5%
NetApp, Inc.(2)	829	26,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.(1)	1,852	66,042
tw telecom, inc.(1)(2)	1,644	42,185

		108,227

ELECTRIC UTILITIES — 1.7%
Great Plains Energy, Inc.(1)	1,878	40,208
NV Energy, Inc.(1)	3,164	55,623

		95,831

ELECTRICAL EQUIPMENT — 1.9%
Hubbell, Inc., Class A(1)	1,432	106,254

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.3%
AVX Corp.(1)	5,437	$58,121
Molex, Inc., Class A(1)	9,090	183,891

		242,012

FOOD PRODUCTS — 2.4%
Kellogg Co.(1)	802	39,563
Ralcorp Holdings, Inc.(1)(2)	1,418	94,637

		134,200

GAS UTILITIES — 1.4%
AGL Resources, Inc.(1)	2,041	79,089

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
CareFusion Corp.(1)(2)	2,063	52,978
Medtronic, Inc.(1)	974	37,723
Stryker Corp.(1)	382	21,048
Zimmer Holdings, Inc.(1)	431	27,739

		139,488

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc.(1)	603	23,378
PSS World Medical, Inc.(1)(2)	718	15,071

		38,449

HOUSEHOLD DURABLES — 0.5%
Whirlpool Corp.(1)	479	29,296

HOUSEHOLD PRODUCTS — 1.7%
Procter & Gamble Co. (The)(1)	1,578	96,652

INDUSTRIAL CONGLOMERATES — 3.5%
Koninklijke Philips Electronics NV(1)	3,690	72,582
Tyco International Ltd.(1)	2,374	125,466

		198,048

INSURANCE — 0.5%
Chubb Corp. (The)(1)	396	28,837

MACHINERY — 1.4%
ITT Corp.(1)	2,317	40,779
Oshkosh Corp.(1)(2)	1,815	38,024

		78,803

MEDIA — 1.0%
Time Warner Cable, Inc.(1)	678	55,664

METALS AND MINING — 0.9%
BHP Billiton plc ADR(1)	856	48,955

MULTI-UTILITIES — 1.0%
PG&E Corp.(1)	1,213	54,913

MULTILINE RETAIL — 2.0%
Nordstrom, Inc.	1,190	59,131

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Target Corp.(1)	930	$54,117

		113,248

OIL, GAS AND CONSUMABLE FUELS — 8.2%
Enbridge Energy Partners LP	2,206	67,879
EQT Midstream Partners LP(2)	13,025	313,512
Imperial Oil Ltd.	678	28,286
Total SA ADR(1)	1,218	54,749

		464,426

PHARMACEUTICALS — 2.2%
Johnson & Johnson(1)	806	54,453
Mylan, Inc.(1)(2)	1,173	25,067
Pfizer, Inc.(1)	1,107	25,461
Teva Pharmaceutical Industries Ltd. ADR(1)	492	19,405

		124,386

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
American Tower Corp.	768	53,691
Piedmont Office Realty Trust, Inc., Class A(1)	8,213	141,346

		195,037

ROAD AND RAIL — 0.5%
Union Pacific Corp.(1)	230	27,441

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.7%
Applied Materials, Inc.	3,419	39,182

SPECIALTY RETAIL — 2.9%
Lowe's Cos., Inc.(1)	4,845	137,792
Staples, Inc.(1)	2,031	26,504

		164,296

THRIFTS AND MORTGAGE FINANCE — 1.1%
Capitol Federal Financial, Inc.(1)	5,054	60,042

TRADING COMPANIES AND DISTRIBUTORS — 4.2%
Rush Enterprises, Inc., Class B(2)	17,729	237,923

WIRELESS TELECOMMUNICATION SERVICES — 5.0%
Rogers Communications, Inc., B Shares(1)	1,023	37,043
Telephone & Data Systems, Inc.(1)	6,734	143,367
Vodafone Group plc ADR(1)	3,536	99,644

		280,054

TOTAL COMMON STOCKS (Cost $3,977,063)		4,155,594

CONVERTIBLE BONDS(1) — 10.8%

PAPER AND FOREST PRODUCTS — 1.8%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15	$72,000	100,980

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.0%
Annaly Capital Management, Inc., 4.00%, 2/15/15	$136,000	$167,620
Host Hotels & Resorts LP, 3.25%, 4/15/24(3)	76,000	83,790
National Retail Properties, Inc., 3.95%, 9/15/26	213,000	254,003

		505,413

TOTAL CONVERTIBLE BONDS (Cost $579,409)		606,393

EXCHANGE-TRADED FUNDS(1) — 4.6%

iShares Russell 1000 Value Index Fund	2,804	191,317
Market Vectors Gold Miners	1,014	45,397
Market Vectors Pharmaceutical ETF(2)	636	24,657

TOTAL EXCHANGE-TRADED FUNDS (Cost $254,539)		261,371

TEMPORARY CASH INVESTMENTS — 11.9%

SSgA U.S. Government Money Market Fund (Cost $667,756)	667,756	667,756

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.1% (Cost $5,478,767)		5,691,114

SECURITIES SOLD SHORT — (89.6)%

COMMON STOCKS SOLD SHORT — (75.5)%

AEROSPACE AND DEFENSE — (5.8)%
Boeing Co. (The)	(1,543)	(114,645)
HEICO Corp.	(3,941)	(155,748)
Lockheed Martin Corp.	(649)	(56,515)

		(326,908)

AIR FREIGHT AND LOGISTICS — (1.0)%
FedEx Corp.	(641)	(58,722)

AUTOMOBILES — (0.5)%
General Motors Co.	(1,491)	(29,403)

BEVERAGES — (0.7)%
Coca-Cola Co. (The)	(481)	(37,609)

BIOTECHNOLOGY — (1.4)%
Amgen, Inc.	(1,060)	(77,422)

CAPITAL MARKETS — (1.0)%
Ameriprise Financial, Inc.	(1,134)	(59,263)

CHEMICALS — (2.3)%
Dow Chemical Co. (The)	(1,842)	(58,023)

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Praxair, Inc.	(663)	$(72,088)

		(130,111)

COMMERCIAL BANKS — (2.4)%
Fifth Third Bancorp.	(2,589)	(34,692)
Wells Fargo & Co.	(3,081)	(103,029)

		(137,721)

COMMERCIAL SERVICES AND SUPPLIES — (2.5)%
Waste Management, Inc.	(4,250)	(141,950)

COMPUTERS AND PERIPHERALS — (0.5)%
EMC Corp.	(1,056)	(27,065)

DIVERSIFIED TELECOMMUNICATION SERVICES — (4.4)%
BCE, Inc.	(909)	(37,451)
Verizon Communications, Inc.	(4,674)	(207,712)

		(245,163)

ELECTRIC UTILITIES — (2.4)%
Southern Co. (The)	(2,884)	(133,529)

ELECTRICAL EQUIPMENT — (1.9)%
Hubbell, Inc., Class B	(1,364)	(106,310)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (3.3)%
Molex, Inc.	(7,663)	(183,452)

FOOD AND STAPLES RETAILING — (0.8)%
Wal-Mart Stores, Inc.	(610)	(42,529)

FOOD PRODUCTS — (1.4)%
General Mills, Inc.	(1,037)	(39,966)
Unilever NV	(1,136)	(37,886)

		(77,852)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
Baxter International, Inc.	(505)	(26,841)
Covidien plc	(491)	(26,268)

		(53,109)

HEALTH CARE PROVIDERS AND SERVICES — (0.7)%
Cigna Corp.	(260)	(11,440)
McKesson Corp.	(152)	(14,250)
UnitedHealth Group, Inc.	(225)	(13,163)

		(38,853)

HOUSEHOLD PRODUCTS — (1.0)%
Kimberly-Clark Corp.	(691)	(57,885)

INSURANCE — (1.0)%
Berkshire Hathaway, Inc., Class B	(675)	(56,248)

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

MACHINERY — (2.1)%
Deere & Co.	(921)	$(74,481)
Parker Hannifin Corp.	(537)	(41,285)

		(115,766)

MEDIA — (1.0)%
Comcast Corp., Class A	(1,748)	(55,884)

METALS AND MINING — (0.9)%
BHP Billiton Ltd. ADR	(757)	(49,432)

MULTILINE RETAIL — (1.9)%
Macy's, Inc.	(1,710)	(58,738)
Sears Holdings Corp.	(804)	(47,999)

		(106,737)

OIL, GAS AND CONSUMABLE FUELS — (8.5)%
ConocoPhillips	(1,506)	(84,155)
Enbridge Energy Management LLC	(2,135)	(68,256)
Kinder Morgan Energy Partners LP	(3,629)	(285,167)
Plains All American Pipeline LP	(507)	(40,971)

		(478,549)

PHARMACEUTICALS — (0.8)%
Watson Pharmaceuticals, Inc.	(596)	(44,098)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (13.7)%
Annaly Capital Management, Inc.	(9,604)	(161,155)
Equity Residential	(416)	(25,942)
Government Properties Income Trust	(6,376)	(144,225)
Host Hotels & Resorts, Inc.	(5,400)	(85,428)
National Retail Properties, Inc.	(8,950)	(253,196)
Rayonier, Inc.	(2,277)	(102,237)

		(772,183)

ROAD AND RAIL — (1.0)%
CSX Corp.	(1,286)	(28,755)
Norfolk Southern Corp.	(398)	(28,564)

		(57,319)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
Intel Corp.	(1,074)	(28,622)
KLA-Tencor Corp.	(219)	(10,786)

		(39,408)

SPECIALTY RETAIL — (2.3)%
Home Depot, Inc. (The)	(2,441)	(129,349)

TRADING COMPANIES AND DISTRIBUTORS — (4.2)%
Rush Enterprises, Inc., Class A	(14,531)	(237,582)

WIRELESS TELECOMMUNICATION SERVICES — (2.5)%
United States Cellular Corp.	(3,721)	(143,705)

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,134,842)		(4,251,116)

EXCHANGE-TRADED FUNDS SOLD SHORT — (14.1)%

Consumer Discretionary Select Sector SPDR Fund	(593)	$(25,962)
Consumer Staples Select Sector SPDR Fund	(2,750)	(95,617)
Industrial Select Sector SPDR Fund	(3,504)	(124,988)
iShares Cohen & Steers Realty Majors Index Fund	(366)	(28,782)
iShares Dow Jones US Medical Devices Index Fund	(1,745)	(114,961)
iShares Russell 1000 Growth Index Fund	(3,183)	(201,261)
SPDR Gold Shares	(295)	(45,781)
Technology Select Sector SPDR Fund	(2,007)	(57,701)
Utilities Select Sector SPDR Fund	(2,586)	(95,656)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $773,774)		(790,709)

TOTAL SECURITIES SOLD SHORT — (89.6)% (Proceeds $4,908,616)		(5,041,825)

OTHER ASSETS AND LIABILITIES — 88.5%		4,981,137

TOTAL NET ASSETS — 100.0%		$5,630,426

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

54,762	JPY for USD	Credit Suisse AG	7/31/12	$685	$(2)
78,135	JPY for USD	Credit Suisse AG	7/31/12	978	(7)
54,510	JPY for USD	Credit Suisse AG	7/31/12	682	—

				$2,345	$(9)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

24,993	CAD for USD	UBS AG	7/31/12	$24,534	$(217)
384	CAD for USD	UBS AG	7/31/12	377	—
62,529	EUR for USD	UBS AG	7/31/12	79,148	(1,020)
55,629	GBP for USD	Credit Suisse AG	7/31/12	87,118	(252)
1,506	GBP for USD	Credit Suisse AG	7/31/12	2,359	(25)
2,195,587	JPY for USD	Credit Suisse AG	7/31/12	27,478	157

				$221,014	$(1,357)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been segregated at the custodian bank for collateral requirements on securities sold short. At period end, the aggregate value of securities pledged at the custodian bank was $3,888,898.

(2)	Non-income producing.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $83,790, which represented 1.5% of total net assets.

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Market Neutral Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$3,640,370	—	—
Foreign Common Stocks	515,224	—	—
Convertible Bonds	—	$606,393	—
Exchange-Traded Funds	261,371	—	—
Temporary Cash Investments	667,756	—	—

Total Value of Investment Securities	$5,084,721	$606,393	—

Securities Sold Short
Domestic Common Stocks	$(4,100,079)	—	—
Foreign Common Stocks	(151,037)	—	—
Exchange-Traded Funds	(790,709)	—	—

Total Value of Securities Sold Short	$(5,041,825)	—	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,366)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,553,590
Gross tax appreciation of investments	$221,089
Gross tax depreciation of investments	(83,565)
Net tax appreciation (depreciation) of investments	$137,524
Net tax appreciation (depreciation) on securities sold short	$(152,704)
Net tax appreciation (depreciation)	$(15,180)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

June 30, 2012

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.9%

AEROSPACE AND DEFENSE — 2.4%
General Dynamics Corp.	292,645	$19,302,864
L-3 Communications Holdings, Inc.	240,536	17,802,069
Northrop Grumman Corp.	298,755	19,057,582

		56,162,515

AIRLINES — 1.0%
Southwest Airlines Co.	2,436,274	22,462,446

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	661,091	28,922,731

CAPITAL MARKETS — 4.3%
Charles Schwab Corp. (The)	1,806,414	23,356,933
Franklin Resources, Inc.	65,280	7,245,427
Northern Trust Corp.	1,270,871	58,485,483
State Street Corp.	200,865	8,966,614

		98,054,457

CHEMICALS — 1.0%
Minerals Technologies, Inc.	209,100	13,336,398
Olin Corp.	425,717	8,893,228

		22,229,626

COMMERCIAL BANKS — 5.2%
Comerica, Inc.	862,763	26,495,452
Commerce Bancshares, Inc.	718,602	27,235,016
Cullen/Frost Bankers, Inc.	211,726	12,172,128
PNC Financial Services Group, Inc.	382,854	23,396,208
SunTrust Banks, Inc.	503,730	12,205,378
Westamerica Bancorp.	375,908	17,739,098

		119,243,280

COMMERCIAL SERVICES AND SUPPLIES — 3.8%
Republic Services, Inc.	2,845,319	75,287,141
Waste Management, Inc.	340,824	11,383,521

		86,670,662

COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	171,817	7,190,541

COMPUTERS AND PERIPHERALS — 1.4%
QLogic Corp.(1)	357,659	4,896,351
SanDisk Corp.(1)	459,464	16,761,247
Western Digital Corp.(1)	367,798	11,210,483

		32,868,081

CONTAINERS AND PACKAGING — 1.1%
Bemis Co., Inc.	810,668	25,406,335

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink, Inc.	616,121	$24,330,618
tw telecom, inc.(1)	885,754	22,728,448

		47,059,066

ELECTRIC UTILITIES — 8.3%
Empire District Electric Co. (The)	1,192,640	25,164,704
Great Plains Energy, Inc.	1,706,259	36,531,005
IDACORP, Inc.	326,514	13,739,709
Northeast Utilities	444,491	17,250,696
NV Energy, Inc.	1,399,723	24,607,130
Portland General Electric Co.	648,384	17,285,918
Westar Energy, Inc.	1,054,829	31,592,129
Xcel Energy, Inc.	862,191	24,494,846

		190,666,137

ELECTRICAL EQUIPMENT — 1.5%
ABB Ltd. ADR(1)	728,314	11,886,085
Brady Corp., Class A	406,847	11,192,361
Emerson Electric Co.	255,026	11,879,111

		34,957,557

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	472,578	9,560,253
TE Connectivity Ltd.	462,896	14,771,011

		24,331,264

ENERGY EQUIPMENT AND SERVICES — 0.6%
Cameron International Corp.(1)	164,186	7,012,384
Helmerich & Payne, Inc.	152,151	6,615,526

		13,627,910

FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	382,204	11,393,501

FOOD PRODUCTS — 5.1%
Campbell Soup Co.	434,367	14,499,170
ConAgra Foods, Inc.	692,206	17,948,902
General Mills, Inc.	415,349	16,007,550
H.J. Heinz Co.	101,805	5,536,156
Kellogg Co.	407,290	20,091,616
Ralcorp Holdings, Inc.(1)	638,223	42,595,003

		116,678,397

GAS UTILITIES — 1.4%
AGL Resources, Inc.	839,080	32,514,350

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.9%
Becton, Dickinson and Co.	322,336	24,094,616
Boston Scientific Corp.(1)	2,636,092	14,946,642
CareFusion Corp.(1)	1,701,629	43,697,833

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Medtronic, Inc.	152,808	$5,918,254
STERIS Corp.	579,694	18,185,001
Stryker Corp.	286,215	15,770,446
Zimmer Holdings, Inc.	561,501	36,138,204

		158,750,996

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
CIGNA Corp.	309,238	13,606,472
Humana, Inc.	106,456	8,243,952
LifePoint Hospitals, Inc.(1)	720,107	29,509,985
Patterson Cos., Inc.	554,755	19,122,405

		70,482,814

HOTELS, RESTAURANTS AND LEISURE — 2.3%
Carnival Corp.	306,391	10,500,020
CEC Entertainment, Inc.	530,254	19,285,338
International Game Technology	811,312	12,778,164
International Speedway Corp., Class A	264,014	6,911,886
Speedway Motorsports, Inc.	260,647	4,407,541

		53,882,949

HOUSEHOLD DURABLES — 0.6%
Whirlpool Corp.	246,748	15,091,108

HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	213,918	15,500,498
Kimberly-Clark Corp.	231,696	19,409,174

		34,909,672

INDUSTRIAL CONGLOMERATES — 2.9%
Koninklijke Philips Electronics NV	1,474,178	29,149,796
Tyco International Ltd.	691,584	36,550,215

		65,700,011

INSURANCE — 8.0%
ACE Ltd.	230,941	17,119,656
Allstate Corp. (The)	827,290	29,029,606
Aon plc	586,555	27,439,043
HCC Insurance Holdings, Inc.	849,440	26,672,416
Marsh & McLennan Cos., Inc.	894,091	28,816,553
Symetra Financial Corp.	639,840	8,074,781
Torchmark Corp.	127,646	6,452,505
Travelers Cos., Inc. (The)	321,081	20,497,811
Unum Group	1,024,273	19,594,343

		183,696,714

IT SERVICES — 0.3%
Booz Allen Hamilton Holding Corp.	452,315	6,911,373

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	204,750	9,211,703

MACHINERY — 3.0%
ITT Corp.	876,984	15,434,918

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Kaydon Corp.	766,556	$16,396,633
Oshkosh Corp.(1)	794,116	16,636,730
Snap-On, Inc.	76,227	4,745,131
Stanley Black & Decker, Inc.	241,563	15,546,995

		68,760,407

MEDIA — 0.6%
Time Warner Cable, Inc.	165,441	13,582,706

METALS AND MINING — 1.2%
Newmont Mining Corp.	473,933	22,990,490
Nucor Corp.	118,722	4,499,564

		27,490,054

MULTI-UTILITIES — 1.9%
PG&E Corp.	751,924	34,039,599
Wisconsin Energy Corp.	252,843	10,004,998

		44,044,597

MULTILINE RETAIL — 1.0%
Target Corp.	383,738	22,329,714

OIL, GAS AND CONSUMABLE FUELS — 6.5%
Apache Corp.	114,877	10,096,539
Devon Energy Corp.	185,018	10,729,194
EQT Corp.	459,890	24,663,901
Imperial Oil Ltd.	1,040,994	43,547,721
Murphy Oil Corp.	396,257	19,927,764
Peabody Energy Corp.	380,764	9,336,333
Southwestern Energy Co.(1)	428,503	13,682,101
Ultra Petroleum Corp.(1)	770,186	17,768,191

		149,751,744

PHARMACEUTICALS — 0.4%
Hospira, Inc.(1)	253,880	8,880,722

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.7%
American Tower Corp.	361,611	25,280,225
Annaly Capital Management, Inc.	539,549	9,053,632
Government Properties Income Trust	240,266	5,434,817
HCP, Inc.	211,297	9,328,763
Piedmont Office Realty Trust, Inc., Class A	1,680,285	28,917,705
Weyerhaeuser Co.	374,011	8,362,886

		86,378,028

ROAD AND RAIL — 0.6%
Heartland Express, Inc.	1,039,215	14,871,167

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Applied Materials, Inc.	3,015,053	34,552,507
Marvell Technology Group Ltd.	665,429	7,506,039

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Teradyne, Inc.(1)	1,454,197	$20,446,010

		62,504,556

SPECIALTY RETAIL — 2.8%
Lowe's Cos., Inc.	1,441,695	41,001,806
Staples, Inc.	1,844,446	24,070,020

		65,071,826

THRIFTS AND MORTGAGE FINANCE — 2.7%
Capitol Federal Financial, Inc.	1,597,540	18,978,775
Hudson City Bancorp., Inc.	2,879,480	18,342,288
People's United Financial, Inc.	2,107,975	24,473,590

		61,794,653

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Rogers Communications, Inc., Class B	923,818	33,491,919

TOTAL COMMON STOCKS (Cost $2,150,337,766)		2,228,028,289

EXCHANGE-TRADED FUNDS — 1.0%

iShares Russell Midcap Value Index Fund (Cost $20,257,543)	482,213	22,316,818

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $11,991,099), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $11,762,729)		11,762,631
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $12,028,374), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $11,762,729)		11,762,631
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $2,995,458), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $2,940,673)		2,940,658
SSgA U.S. Government Money Market Fund	10,512,607	10,512,607

TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,978,527)		36,978,527

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,207,573,836)		2,287,323,634

OTHER ASSETS AND LIABILITIES — 0.5%		12,113,003

TOTAL NET ASSETS — 100.0%		$2,299,436,637

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

64,032,244	CAD for USD	UBS AG	7/31/12	$62,855,389	$(554,971)
1,972,074	CAD for USD	UBS AG	7/31/12	1,935,829	(697)

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

9,356,800	CHF for USD	Credit Suisse AG	7/31/12	$9,864,373	$(124,301)
18,877,218	EUR for USD	UBS AG	7/31/12	23,894,389	(307,872)

				$98,549,980	$(987,841)

(Value on Settlement Date $97,562,139)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1) Non-income producing.

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$2,006,566,804	—	—
Foreign Common Stocks	115,272,049	$106,189,436	—
Exchange-Traded Funds	22,316,818	—	—
Temporary Cash Investments	10,512,607	26,465,920	—

Total Value of Investment Securities	$2,154,668,278	$132,655,356	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(987,841)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,253,421,674
Gross tax appreciation of investments	$142,475,852
Gross tax depreciation of investments	(108,573,892)
Net tax appreciation (depreciation) of investments	$33,901,960

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

June 30, 2012

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	30,900	$1,725,456
Northrop Grumman Corp.	44,500	2,838,655
Raytheon Co.	79,000	4,470,610

		9,034,721

AIRLINES — 0.6%
Southwest Airlines Co.	479,700	4,422,834

AUTOMOBILES — 1.2%
Ford Motor Co.	881,100	8,449,749

BEVERAGES — 0.9%
PepsiCo, Inc.	90,900	6,422,994

BIOTECHNOLOGY — 0.8%
Amgen, Inc.	48,500	3,542,440
Gilead Sciences, Inc.(1)	40,100	2,056,328

		5,598,768

CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	130,000	6,793,800
Bank of New York Mellon Corp. (The)	221,300	4,857,535
BlackRock, Inc.	29,800	5,060,636
Goldman Sachs Group, Inc. (The)	75,400	7,227,844
Morgan Stanley	134,500	1,962,355

		25,902,170

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	95,100	4,809,207

COMMERCIAL BANKS — 6.4%
PNC Financial Services Group, Inc.	161,600	9,875,376
U.S. Bancorp	340,500	10,950,480
Wells Fargo & Co.	730,200	24,417,888

		45,243,744

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	80,900	2,211,806

COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	907,000	15,573,190

COMPUTERS AND PERIPHERALS — 1.0%
Hewlett-Packard Co.	351,000	7,058,610

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp.	632,900	5,177,122
Citigroup, Inc.	413,900	11,344,999
JPMorgan Chase & Co.	587,800	21,002,094

		37,524,215

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	562,300	$20,051,618
CenturyLink, Inc.	123,300	4,869,117
Verizon Communications, Inc.	29,800	1,324,312

		26,245,047

ELECTRIC UTILITIES — 3.4%
American Electric Power Co., Inc.	108,300	4,321,170
Exelon Corp.	85,200	3,205,224
NV Energy, Inc.	168,200	2,956,956
Pinnacle West Capital Corp.	91,800	4,749,732
PPL Corp.	141,900	3,946,239
Xcel Energy, Inc.	157,600	4,477,416

		23,656,737

ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	157,400	6,469,140
National Oilwell Varco, Inc.	60,400	3,892,176
Schlumberger Ltd.	73,300	4,757,903

		15,119,219

FOOD AND STAPLES RETAILING — 2.8%
CVS Caremark Corp.	161,500	7,546,895
Kroger Co. (The)	250,200	5,802,138
Wal-Mart Stores, Inc.	88,600	6,177,192

		19,526,225

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	117,000	4,518,540

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Medtronic, Inc.	261,300	10,120,149

HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Aetna, Inc.	105,100	4,074,727
Quest Diagnostics, Inc.	56,000	3,354,400
WellPoint, Inc.	91,600	5,843,164

		13,272,291

HOTELS, RESTAURANTS AND LEISURE — 0.4%
Carnival Corp.	78,900	2,703,903

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	325,700	19,949,125

INDUSTRIAL CONGLOMERATES — 4.7%
General Electric Co.	1,402,200	29,221,848
Tyco International Ltd.	77,600	4,101,160

		33,323,008

INSURANCE — 7.9%
Allstate Corp. (The)	188,200	6,603,938
American International Group, Inc.(1)	59,800	1,918,982

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Berkshire Hathaway, Inc., Class B(1)	116,700	$9,724,611
Chubb Corp. (The)	40,200	2,927,364
Loews Corp.	140,500	5,747,855
MetLife, Inc.	291,600	8,995,860
Principal Financial Group, Inc.	164,100	4,304,343
Prudential Financial, Inc.	132,500	6,416,975
Torchmark Corp.	32,400	1,637,820
Travelers Cos., Inc. (The)	122,300	7,807,632

		56,085,380

IT SERVICES — 0.4%
Fiserv, Inc.(1)	35,500	2,563,810

MACHINERY — 1.4%
Dover Corp.	67,700	3,629,397
Ingersoll-Rand plc	64,200	2,707,956
PACCAR, Inc.	89,400	3,503,586

		9,840,939

MEDIA — 3.8%
CBS Corp., Class B	108,600	3,559,908
Comcast Corp., Class A	328,700	10,508,539
Time Warner Cable, Inc.	43,200	3,546,720
Time Warner, Inc.	247,200	9,517,200

		27,132,367

METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	182,300	6,210,961
Nucor Corp.	142,200	5,389,380

		11,600,341

MULTI-UTILITIES — 0.8%
PG&E Corp.	122,100	5,527,467

MULTILINE RETAIL — 2.6%
Kohl's Corp.	92,400	4,203,276
Macy's, Inc.	103,100	3,541,485
Target Corp.	178,400	10,381,096

		18,125,857

OIL, GAS AND CONSUMABLE FUELS — 15.5%
Apache Corp.	87,100	7,655,219
Chevron Corp.	271,800	28,674,900
Exxon Mobil Corp.	590,200	50,503,414
Occidental Petroleum Corp.	77,000	6,604,290
Phillips 66(1)	23,700	787,788
Total SA ADR	155,000	6,967,250
Ultra Petroleum Corp.(1)	154,100	3,555,087
Valero Energy Corp.	179,200	4,327,680

		109,075,628

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	139,400	4,030,054

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

PHARMACEUTICALS — 9.3%
Abbott Laboratories	68,300	$4,403,301
Johnson & Johnson	290,100	19,599,156
Merck & Co., Inc.	436,600	18,228,050
Pfizer, Inc.	1,032,700	23,752,100

		65,982,607

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	474,100	5,433,186
Intel Corp.	296,400	7,899,060
Marvell Technology Group Ltd.	296,200	3,341,136

		16,673,382

SOFTWARE — 2.3%
Adobe Systems, Inc.(1)	87,000	2,816,190
Microsoft Corp.	197,800	6,050,702
Oracle Corp.	254,100	7,546,770

		16,413,662

SPECIALTY RETAIL — 1.3%
Lowe's Cos., Inc.	163,100	4,638,564
Staples, Inc.	354,600	4,627,530

		9,266,094

TOTAL COMMON STOCKS (Cost $615,197,425)		693,003,840

EXCHANGE-TRADED FUNDS — 0.6%

SPDR S&P 500 ETF Trust (Cost $3,118,911)	29,300	3,992,711

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $2,903,138), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $2,847,849)		2,847,825
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,912,163), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $2,847,849)		2,847,825
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $725,224), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $711,960)		711,956
SSgA U.S. Government Money Market Fund	2,545,231	2,545,231

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,952,837)		8,952,837

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $627,269,173)	705,949,388

OTHER ASSETS AND LIABILITIES†	208,667

TOTAL NET ASSETS — 100.0%	$706,158,055

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

125,934	EUR for USD	UBS AG	7/31/12	$159,405	$2,398

(Value on Settlement Date $157,007)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

4,830,640	EUR for USD	UBS AG	7/31/12	$6,114,524	$(78,784)

(Value on Settlement Date $6,035,740)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Large Company Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$693,003,840	—	—
Exchange-Traded Funds	3,992,711	—	—
Temporary Cash Investments	2,545,231	$6,407,606	—

Total Value of Investment Securities	$699,541,782	$6,407,606	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(76,386)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$645,920,738
Gross tax appreciation of investments	$81,301,950
Gross tax depreciation of investments	(21,273,300)
Net tax appreciation (depreciation) of investments	$60,028,650

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

June 30, 2012

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.9%

AEROSPACE AND DEFENSE — 2.4%
General Dynamics Corp.	40,350	$2,661,486
L-3 Communications Holdings, Inc.	33,129	2,451,877
Northrop Grumman Corp.	41,193	2,627,702

		7,741,065

AIRLINES — 1.0%
Southwest Airlines Co.	335,243	3,090,940

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	91,312	3,994,900

CAPITAL MARKETS — 4.3%
Charles Schwab Corp. (The)	248,974	3,219,234
Franklin Resources, Inc.	8,983	997,023
Northern Trust Corp.	175,474	8,075,313
State Street Corp.	27,700	1,236,528

		13,528,098

CHEMICALS — 1.0%
Minerals Technologies, Inc.	28,836	1,839,160
Olin Corp.	58,708	1,226,410

		3,065,570

COMMERCIAL BANKS — 5.2%
Comerica, Inc.	118,739	3,646,475
Commerce Bancshares, Inc.	99,099	3,755,852
Cullen/Frost Bankers, Inc.	29,161	1,676,466
PNC Financial Services Group, Inc.	52,658	3,217,930
SunTrust Banks, Inc.	69,283	1,678,727
Westamerica Bancorp.	51,677	2,438,638

		16,414,088

COMMERCIAL SERVICES AND SUPPLIES — 3.8%
Republic Services, Inc.	391,890	10,369,410
Waste Management, Inc.	46,923	1,567,228

		11,936,638

COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	23,723	992,808

COMPUTERS AND PERIPHERALS — 1.4%
QLogic Corp.(1)	49,401	676,300
SanDisk Corp.(1)	63,245	2,307,177
Western Digital Corp.(1)	50,783	1,547,866

		4,531,343

CONTAINERS AND PACKAGING — 1.1%
Bemis Co., Inc.	111,775	3,503,029

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink, Inc.	84,860	$3,351,122
tw telecom, inc.(1)	121,985	3,130,135

		6,481,257

ELECTRIC UTILITIES — 8.3%
Empire District Electric Co. (The)	164,471	3,470,338
Great Plains Energy, Inc.	235,302	5,037,816
IDACORP, Inc.	45,037	1,895,157
Northeast Utilities	61,309	2,379,402
NV Energy, Inc.	192,423	3,382,796
Portland General Electric Co.	89,107	2,375,593
Westar Energy, Inc.	145,356	4,353,412
Xcel Energy, Inc.	118,922	3,378,574

		26,273,088

ELECTRICAL EQUIPMENT — 1.5%
ABB Ltd. ADR(1)	100,318	1,637,190
Brady Corp., Class A	56,177	1,545,429
Emerson Electric Co.	35,111	1,635,470

		4,818,089

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	65,234	1,319,684
TE Connectivity Ltd.	63,847	2,037,358

		3,357,042

ENERGY EQUIPMENT AND SERVICES — 0.6%
Cameron International Corp.(1)	22,631	966,570
Helmerich & Payne, Inc.	20,972	911,863

		1,878,433

FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	52,791	1,573,700

FOOD PRODUCTS — 5.1%
Campbell Soup Co.	59,901	1,999,495
ConAgra Foods, Inc.	95,389	2,473,437
General Mills, Inc.	57,289	2,207,918
H.J. Heinz Co.	14,037	763,332
Kellogg Co.	56,167	2,770,718
Ralcorp Holdings, Inc.(1)	87,909	5,867,047

		16,081,947

GAS UTILITIES — 1.4%
AGL Resources, Inc.	115,568	4,478,260

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.9%
Becton, Dickinson and Co.	44,495	3,326,001
Boston Scientific Corp.(1)	363,530	2,061,215
CareFusion Corp.(1)	235,035	6,035,699

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Medtronic, Inc.	21,073	$816,157
STERIS Corp.	80,069	2,511,765
Stryker Corp.	39,533	2,178,268
Zimmer Holdings, Inc.	77,341	4,977,667

		21,906,772

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
CIGNA Corp.	42,713	1,879,372
Humana, Inc.	14,699	1,138,291
LifePoint Hospitals, Inc.(1)	99,428	4,074,559
Patterson Cos., Inc.	76,600	2,640,402

		9,732,624

HOTELS, RESTAURANTS AND LEISURE — 2.3%
Carnival Corp.	42,306	1,449,827
CEC Entertainment, Inc.	72,873	2,650,391
International Game Technology	111,828	1,761,291
International Speedway Corp., Class A	36,409	953,188
Speedway Motorsports, Inc.	35,938	607,711

		7,422,408

HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	34,069	2,083,660

HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	29,399	2,130,251
Kimberly-Clark Corp.	31,909	2,673,017

		4,803,268

INDUSTRIAL CONGLOMERATES — 2.8%
Koninklijke Philips Electronics NV	203,294	4,019,853
Tyco International Ltd.	95,134	5,027,832

		9,047,685

INSURANCE — 8.0%
ACE Ltd.	31,887	2,363,783
Allstate Corp. (The)	114,227	4,008,225
Aon plc	81,050	3,791,519
HCC Insurance Holdings, Inc.	117,121	3,677,599
Marsh & McLennan Cos., Inc.	123,300	3,973,959
Symetra Financial Corp.	88,237	1,113,551
Torchmark Corp.	17,603	889,832
Travelers Cos., Inc. (The)	44,333	2,830,219
Unum Group	141,181	2,700,793

		25,349,480

IT SERVICES — 0.3%
Booz Allen Hamilton Holding Corp.	62,273	951,531

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	28,281	1,272,362

MACHINERY — 3.0%
ITT Corp.	121,089	2,131,166

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Kaydon Corp.	105,579	$2,258,335
Oshkosh Corp.(1)	109,458	2,293,145
Snap-On, Inc.	10,525	655,181
Stanley Black & Decker, Inc.	33,294	2,142,802

		9,480,629

MEDIA — 0.6%
Time Warner Cable, Inc.	22,815	1,873,112

METALS AND MINING — 1.2%
Newmont Mining Corp.	65,357	3,170,468
Nucor Corp.	16,392	621,257

		3,791,725

MULTI-UTILITIES — 1.9%
PG&E Corp.	103,636	4,691,601
Wisconsin Energy Corp.	34,875	1,380,004

		6,071,605

MULTILINE RETAIL — 1.0%
Target Corp.	52,986	3,083,255

OIL, GAS AND CONSUMABLE FUELS — 6.5%
Apache Corp.	15,833	1,391,562
Devon Energy Corp.	25,483	1,477,759
EQT Corp.	63,433	3,401,912
Imperial Oil Ltd.	143,786	6,014,975
Murphy Oil Corp.	54,713	2,751,517
Peabody Energy Corp.	52,574	1,289,114
Southwestern Energy Co.(1)	59,104	1,887,191
Ultra Petroleum Corp.(1)	106,211	2,450,288

		20,664,318

PHARMACEUTICALS — 0.4%
Hospira, Inc.(1)	34,935	1,222,026

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
American Tower Corp.	49,929	3,490,536
Annaly Capital Management, Inc.	74,524	1,250,513
Government Properties Income Trust	33,078	748,224
HCP, Inc.	29,138	1,286,443
Piedmont Office Realty Trust, Inc., Class A	231,856	3,990,242
Weyerhaeuser Co.	51,508	1,151,719

		11,917,677

ROAD AND RAIL — 0.6%
Heartland Express, Inc.	142,863	2,044,370

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Applied Materials, Inc.	416,300	4,770,798
Marvell Technology Group Ltd.	91,764	1,035,098

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Teradyne, Inc.(1)	200,859	$2,824,077

		8,629,973

SPECIALTY RETAIL — 2.8%
Lowe's Cos., Inc.	199,061	5,661,295
Staples, Inc.	254,231	3,317,714

		8,979,009

THRIFTS AND MORTGAGE FINANCE — 2.7%
Capitol Federal Financial, Inc.	219,877	2,612,139
Hudson City Bancorp., Inc.	397,095	2,529,495
People's United Financial, Inc.	290,070	3,367,713

		8,509,347

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Rogers Communications, Inc., Class B	127,239	4,612,898

TOTAL COMMON STOCKS (Cost $291,586,487)		307,190,029

EXCHANGE-TRADED FUNDS — 1.0%

iShares Russell Midcap Value Index Fund (Cost $2,798,559)	66,583	3,081,461

TEMPORARY CASH INVESTMENTS — 1.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $1,860,346), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,824,915)		1,824,900
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,866,129), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,824,915)		1,824,900
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $464,727), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $456,227)		456,225
SSgA U.S. Government Money Market Fund	1,630,997	1,630,997

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,737,022)		5,737,022

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $300,122,068)		316,008,512

OTHER ASSETS AND LIABILITIES — 0.3%		939,378

TOTAL NET ASSETS — 100.0%		$316,947,890

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

8,821,829	CAD for USD	UBS AG	7/31/12	$8,659,692	$(76,459)
283,568	CAD for USD	UBS AG	7/31/12	278,356	(100)

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

1,288,806	CHF for USD	Credit Suisse AG	7/31/12	$1,358,719	$(17,121)
2,603,230	EUR for USD	UBS AG	7/31/12	3,295,115	(42,457)

				$13,591,882	$(136,137)

(Value on Settlement Date $13,455,745)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$276,649,523	—	—
Foreign Common Stocks	15,892,780	$14,647,726	—
Exchange-Traded Funds	3,081,461	—	—
Temporary Cash Investments	1,630,997	4,106,025	—

Total Value of Investment Securities	$297,254,761	$18,753,751	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(136,137)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$307,548,442
Gross tax appreciation of investments	$20,575,524
Gross tax depreciation of investments	(12,115,454)
Net tax appreciation (depreciation) of investments	$8,460,070

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

June 30, 2012

Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.2%

DIVERSIFIED REITs — 3.2%
Vornado Realty Trust	461,100	$38,723,178

HOMEBUILDING — 2.0%
Lennar Corp., Class A	376,900	11,649,979
PulteGroup, Inc.(1)	1,123,000	12,016,100

		23,666,079

HOTELS, RESORTS AND CRUISE LINES — 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	105,300	5,585,112
Wyndham Worldwide Corp.	280,600	14,798,844

		20,383,956

INDUSTRIAL REITs — 5.2%
DCT Industrial Trust, Inc.	1,094,100	6,892,830
First Industrial Realty Trust, Inc.(1)	468,800	5,916,256
ProLogis, Inc.	1,515,200	50,350,096

		63,159,182

MORTGAGE REITs — 0.9%
Newcastle Investment Corp.	1,617,300	10,835,910

OFFICE REITs — 12.8%
Boston Properties, Inc.	451,700	48,950,729
Brandywine Realty Trust	802,300	9,900,382
Digital Realty Trust, Inc.	431,466	32,390,152
Duke Realty Corp.	665,000	9,735,600
Highwoods Properties, Inc.	493,700	16,613,005
Kilroy Realty Corp.	370,200	17,921,382
SL Green Realty Corp.	240,700	19,313,768

		154,825,018

REAL ESTATE OPERATING COMPANIES — 0.5%
Forest City Enterprises, Inc. Class A(1)	439,300	6,413,780

RESIDENTIAL REITs — 17.7%
Apartment Investment & Management Co., Class A	1,142,100	30,870,963
AvalonBay Communities, Inc.	227,900	32,243,292
BRE Properties, Inc.	335,900	16,801,718
Camden Property Trust	417,500	28,252,225
Education Realty Trust, Inc.	154,300	1,709,644
Equity Residential	731,700	45,628,812
Essex Property Trust, Inc.	62,300	9,589,216
Post Properties, Inc.	328,400	16,075,180
UDR, Inc.	1,280,300	33,082,952

		214,254,002

RETAIL REITs — 21.8%
DDR Corp.	810,400	11,864,256
Equity One, Inc.	425,100	9,012,120
Federal Realty Investment Trust	163,400	17,008,306
General Growth Properties, Inc.	1,544,700	27,943,623

Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Kimco Realty Corp.	1,339,400	$25,488,782
Macerich Co. (The)	345,800	20,419,490
Simon Property Group, Inc.	828,900	129,026,574
Taubman Centers, Inc.	290,700	22,430,412

		263,193,563

SPECIALIZED REITs — 32.4%
American Tower Corp.	194,900	13,625,459
DiamondRock Hospitality Co.	764,900	7,801,980
Extra Space Storage, Inc.	592,500	18,130,500
HCP, Inc.	1,287,500	56,843,125
Health Care REIT, Inc.	853,900	49,782,370
Host Hotels & Resorts, Inc.	2,574,500	40,728,590
LaSalle Hotel Properties	349,600	10,187,344
Pebblebrook Hotel Trust	257,600	6,004,656
Public Storage	479,200	69,201,272
Rayonier, Inc.	239,400	10,749,060
Strategic Hotels & Resorts, Inc.(1)	1,507,300	9,737,158
Sunstone Hotel Investors, Inc.(1)	903,900	9,933,861
Ventas, Inc.	1,153,800	72,827,856
Weyerhaeuser Co.	757,200	16,930,992

		392,484,223

TOTAL COMMON STOCKS (Cost $805,891,784)		1,187,938,891

TEMPORARY CASH INVESTMENTS — 3.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $12,279,787), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $12,045,919)		12,045,819
Repurchase Agreement, Credit Suisse First Boston, Inc., collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $12,317,959), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $12,045,918)		12,045,818
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $3,067,574), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $3,011,470)		3,011,455
SSgA U.S. Government Money Market Fund	10,766,983	10,766,983
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,870,075)		37,870,075

TOTAL INVESTMENT SECURITIES — 101.3% (Cost $843,761,859)		1,225,808,966

OTHER ASSETS AND LIABILITIES — (1.3)%		(16,198,177)

TOTAL NET ASSETS — 100.0%		$1,209,610,789

Notes to Schedule of Investments

REIT	-	Real Estate Investment Trust

Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

(1)	Non-income producing.

Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$1,187,938,891	—	—
Temporary Cash Investments	10,766,983	$27,103,092	—

Total Value of Investment Securities	$1,198,705,874	$27,103,092	—

Real Estate - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$911,870,676
Gross tax appreciation of investments	$313,977,761
Gross tax depreciation of investments	(39,471)
Net tax appreciation (depreciation) of investments	$313,938,290

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

June 30, 2012

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 94.6%

AEROSPACE AND DEFENSE — 2.6%
AAR Corp.	128,620	$1,733,797
Aerovironment, Inc.(1)	143,461	3,774,459
American Science & Engineering, Inc.	362,666	20,472,496
Curtiss-Wright Corp.	143,461	4,454,464
Moog, Inc., Class A(1)	108,832	4,500,203
National Presto Industries, Inc.	89,045	6,212,670
Orbital Sciences Corp.(1)	179,791	2,322,900
Teledyne Technologies, Inc.(1)	58,311	3,594,873

		47,065,862

AIR FREIGHT AND LOGISTICS — 0.1%
UTi Worldwide, Inc.	160,353	2,342,757

AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	184,650	6,628,935
JetBlue Airways Corp.(1)	500,495	2,652,624

		9,281,559

AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	524,372	5,500,662
Cooper Tire & Rubber Co.	202,823	3,557,516
Dana Holding Corp.	613,416	7,857,859
Lear Corp.	113,779	4,292,882
Standard Motor Products, Inc.	277,027	3,900,540

		25,109,459

BEVERAGES†
Primo Water Corp.(1)	519,425	576,562

BUILDING PRODUCTS — 0.2%
Apogee Enterprises, Inc.	113,779	1,828,428
Simpson Manufacturing Co., Inc.	63,170	1,864,147

		3,692,575

CAPITAL MARKETS — 2.7%
Apollo Investment Corp.	1,020,427	7,836,879
Ares Capital Corp.	242,960	3,877,642
BlackRock Kelso Capital Corp.	189,508	1,849,598
Fifth Street Finance Corp.	252,678	2,521,727
Hercules Technology Growth Capital, Inc.	311,655	3,534,168
Janus Capital Group, Inc.	1,167,469	9,129,608
Knight Capital Group, Inc., Class A(1)	199,227	2,378,770
PennantPark Investment Corp.	691,144	7,153,340
Prospect Capital Corp.	238,101	2,711,970
Stifel Financial Corp.(1)	84,098	2,598,628
Waddell & Reed Financial, Inc.	178,089	5,392,535

		48,984,865

CHEMICALS — 3.3%
A. Schulman, Inc.	84,098	1,669,345

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Georgia Gulf Corp.	168,195	$4,317,566
H.B. Fuller Co.	118,726	3,644,888
Hawkins, Inc.	168,195	6,421,685
Innophos Holdings, Inc.	93,992	5,306,788
Intrepid Potash, Inc.(1)	430,381	9,795,472
Kraton Performance Polymers, Inc.(1)	205,952	4,512,408
Minerals Technologies, Inc.	106,903	6,818,273
Olin Corp.	84,098	1,756,807
OM Group, Inc.(1)	133,567	2,537,773
Sensient Technologies Corp.	72,888	2,677,176
Tredegar Corp.	281,974	4,105,542
W.R. Grace & Co.(1)	118,726	5,989,727

		59,553,450

COMMERCIAL BANKS — 11.8%
American National Bankshares, Inc.	291,868	6,876,410
BancorpSouth, Inc.	495,636	7,196,635
BOK Financial Corp.	113,779	6,621,938
Boston Private Financial Holdings, Inc.	949,806	8,481,768
Cathay General Bancorp.	163,248	2,695,225
City National Corp.	58,311	2,832,748
Commerce Bancshares, Inc.	178,089	6,749,573
Community Bank System, Inc.	276,974	7,511,535
Cullen/Frost Bankers, Inc.	158,301	9,100,725
CVB Financial Corp.	267,256	3,113,532
F.N.B. Corp.	593,629	6,452,747
First Financial Bancorp	247,818	3,960,132
First Horizon National Corp.	1,711,628	14,805,582
First Interstate Bancsystem, Inc.	306,708	4,367,522
First Midwest Bancorp., Inc.	380,912	4,182,414
First Republic Bank(1)	79,151	2,659,474
FirstMerit Corp.	252,292	4,167,864
Fulton Financial Corp.	1,221,885	12,206,631
Hancock Holding Co.	118,726	3,614,019
Heritage Financial Corp.	494,691	7,247,223
Lakeland Financial Corp.	232,505	6,238,109
MB Financial, Inc.	192,930	4,155,712
National Bankshares, Inc.	197,877	5,960,055
Old National Bancorp.	336,390	4,040,044
Pacific Continental Corp.	430,381	3,817,480
Park Sterling Corp.(1)	1,009,168	4,753,181
Popular, Inc.(1)	189,717	3,151,199
Susquehanna Bancshares, Inc.	631,693	6,506,438
TCF Financial Corp.	1,177,363	13,516,127
Trico Bancshares	328,288	5,055,635
Trustmark Corp.	301,270	7,375,090
Umpqua Holdings Corp.	346,284	4,557,097
United Bankshares, Inc.	131,198	3,395,404
Washington Banking Co.	272,080	3,781,912
Webster Financial Corp.	126,339	2,736,503
Wintrust Financial Corp.	106,903	3,795,057

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Zions BanCorp.	227,558	$4,419,176

		212,097,916

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Brink's Co. (The)	158,301	3,669,417
Metalico, Inc.(1)	1,118,000	2,459,600
SYKES Enterprises, Inc.(1)	474,903	7,579,452
US Ecology, Inc.	187,983	3,334,818

		17,043,287

COMMUNICATIONS EQUIPMENT — 1.3%
Bel Fuse, Inc., Class B	356,177	6,272,277
Emulex Corp.(1)	267,133	1,923,358
Oplink Communications, Inc.(1)	228,382	3,090,008
Plantronics, Inc.	89,045	2,974,103
Polycom, Inc.(1)	648,045	6,817,433
Tellabs, Inc.	628,257	2,092,096

		23,169,275

COMPUTERS AND PERIPHERALS — 0.5%
Lexmark International, Inc., Class A	84,098	2,235,325
QLogic Corp.(1)	504,584	6,907,755

		9,143,080

CONSTRUCTION AND ENGINEERING — 1.2%
EMCOR Group, Inc.	163,248	4,541,559
Granite Construction, Inc.	455,115	11,883,053
Pike Electric Corp.(1)	677,726	5,232,045

		21,656,657

CONTAINERS AND PACKAGING — 0.9%
Bemis Co., Inc.	252,292	7,906,831
Graphic Packaging Holding Co.(1)	1,098,213	6,040,171
Sonoco Products Co.	63,170	1,904,576

		15,851,578

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	69,257	3,334,032

DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby's	84,098	2,805,509

DIVERSIFIED FINANCIAL SERVICES — 0.3%
CBOE Holdings, Inc.	93,992	2,601,698
Compass Diversified Holdings	248,158	3,464,286

		6,065,984

DIVERSIFIED TELECOMMUNICATION SERVICES†
Atlantic Tele-Network, Inc.	19,788	667,449

ELECTRIC UTILITIES — 3.1%
El Paso Electric Co.	291,868	9,678,343
Great Plains Energy, Inc.	652,991	13,980,537
IDACORP, Inc.	212,717	8,951,131

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

NV Energy, Inc.	247,346	$4,348,343
PNM Resources, Inc.	257,239	5,026,450
Portland General Electric Co.	197,877	5,275,401
Unitil Corp.	118,726	3,146,239
Westar Energy, Inc.	143,461	4,296,657

		54,703,101

ELECTRICAL EQUIPMENT — 1.1%
Brady Corp., Class A	163,248	4,490,953
Encore Wire Corp.	405,799	10,867,297
II-VI, Inc.(1)	143,461	2,391,495
LSI Industries, Inc.	335,284	2,387,222

		20,136,967

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Benchmark Electronics, Inc.(1)	252,292	3,519,473
Brightpoint, Inc.(1)	1,315,876	7,118,889
Coherent, Inc.(1)	103,885	4,498,221
Electro Scientific Industries, Inc.	267,133	3,157,512
IPG Photonics Corp.(1)	178,089	7,762,900
Littelfuse, Inc.	148,408	8,442,931
Methode Electronics, Inc.	494,691	4,209,820
Park Electrochemical Corp.	356,177	9,217,861
Plexus Corp.(1)	89,045	2,511,069

		50,438,676

ENERGY EQUIPMENT AND SERVICES — 1.0%
Bristow Group, Inc.	63,170	2,569,124
Helix Energy Solutions Group, Inc.(1)	227,558	3,734,227
Key Energy Services, Inc.(1)	360,000	2,736,000
Tetra Technologies, Inc.(1)	336,390	2,398,461
Unit Corp.(1)	192,930	7,117,187

		18,554,999

FOOD AND STAPLES RETAILING — 0.9%
Harris Teeter Supermarkets, Inc.	34,015	1,394,275
Village Super Market, Inc., Class A	168,195	5,479,793
Weis Markets, Inc.	197,877	8,809,484

		15,683,552

FOOD PRODUCTS — 1.3%
Dole Food Co., Inc.(1)	364,439	3,199,774
J&J Snack Foods Corp.	148,408	8,770,913
Ralcorp Holdings, Inc.(1)	93,992	6,273,026
Snyders-Lance, Inc.	168,195	4,243,560

		22,487,273

GAS UTILITIES — 1.4%
Atmos Energy Corp.	247,346	8,674,424
Chesapeake Utilities Corp.	24,735	1,081,414
Laclede Group, Inc. (The)	158,301	6,301,963

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

South Jersey Industries, Inc.	69,257	$3,530,030
WGL Holdings, Inc.	133,567	5,309,288

		24,897,119

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cutera, Inc.(1)	361,124	2,598,287
ICU Medical, Inc.(1)	103,885	5,545,382
Integra LifeSciences Holdings Corp.(1)	153,354	5,701,702
Orthofix International NV(1)	143,461	5,917,766
Utah Medical Products, Inc.	148,408	4,976,120
Young Innovations, Inc.(2)	613,416	21,156,718

		45,895,975

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Amsurg Corp.(1)	98,939	2,966,191
Assisted Living Concepts, Inc., Class A	63,170	898,277
HealthSouth Corp.(1)	326,496	7,594,297
LifePoint Hospitals, Inc.(1)	89,045	3,649,064
Lincare Holdings, Inc.	232,505	7,909,820
Magellan Health Services, Inc.(1)	118,726	5,381,850
National Healthcare Corp.	113,779	5,146,224
Owens & Minor, Inc.	267,256	8,186,051
PSS World Medical, Inc.(1)	257,537	5,405,702
U.S. Physical Therapy, Inc.	108,832	2,767,598
VCA Antech, Inc.(1)	325,566	7,155,941

		57,061,015

HOTELS, RESTAURANTS AND LEISURE — 1.5%
Bally Technologies, Inc.(1)	84,098	3,924,012
Bob Evans Farms, Inc.	89,045	3,579,609
Brinker International, Inc.	113,779	3,626,137
CEC Entertainment, Inc.	102,043	3,711,304
Jack in the Box, Inc.(1)	155,494	4,335,173
Orient-Express Hotels Ltd. Class A(1)	153,354	1,283,573
Vail Resorts, Inc.	49,470	2,477,457
WMS Industries, Inc.(1)	217,664	4,342,397

		27,279,662

HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	281,570	5,786,264
Helen of Troy Ltd.(1)	44,523	1,508,884
Tupperware Brands Corp.	143,461	7,855,924

		15,151,072

INSURANCE — 5.3%
Alterra Capital Holdings Ltd.	335,284	7,828,881
American Equity Investment Life Holding Co.	223,523	2,460,988
Aspen Insurance Holdings Ltd.	326,496	9,435,734
Baldwin & Lyons, Inc., Class B	301,761	7,012,926
Hanover Insurance Group, Inc. (The)	121,481	4,753,552
HCC Insurance Holdings, Inc.	694,863	21,818,698
Infinity Property & Casualty Corp.	108,832	6,276,341

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

National Financial Partners Corp.(1)	385,859	$5,170,511
Platinum Underwriters Holdings Ltd.	208,946	7,960,843
Primerica, Inc.	189,508	5,065,549
ProAssurance Corp.	58,311	5,194,927
Symetra Financial Corp.	374,157	4,721,861
United Fire Group, Inc.	346,284	7,386,238

		95,087,049

IT SERVICES — 2.3%
Convergys Corp.	479,850	7,087,385
DST Systems, Inc.	361,124	19,612,644
Euronet Worldwide, Inc.(1)	54,416	931,602
NeuStar, Inc., Class A(1)	187,983	6,278,632
Total System Services, Inc.	291,868	6,984,401

		40,894,664

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	212,717	4,726,572

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Covance, Inc.(1)	131,198	6,277,824

MACHINERY — 3.3%
Actuant Corp., Class A	93,992	2,552,823
Altra Holdings, Inc.	460,062	7,259,778
Barnes Group, Inc.	173,142	4,205,619
Briggs & Stratton Corp.	427,609	7,478,882
Dynamic Materials Corp.	262,186	4,543,683
FreightCar America, Inc.	143,461	3,295,299
IDEX Corp.	89,045	3,470,974
Kaydon Corp.	400,699	8,570,952
Kennametal, Inc.	321,549	10,659,349
Lincoln Electric Holdings, Inc.	53,452	2,340,663
Mueller Industries, Inc., Class A	79,151	3,371,041
Robbins & Myers, Inc.	34,629	1,448,185

		59,197,248

MARINE — 0.2%
Diana Shipping, Inc.(1)	450,169	3,502,315

MEDIA — 1.5%
Belo Corp. Class A	1,459,336	9,398,124
Entercom Communications Corp., Class A(1)	796,452	4,794,641
Entravision Communications Corp., Class A	2,884,044	3,489,693
Gannett Co., Inc.	272,080	4,007,738
LIN TV Corp., Class A(1)	1,691,841	5,109,360

		26,799,556

METALS AND MINING — 0.9%
Globe Specialty Metals, Inc.	272,080	3,654,034
Hecla Mining Co.	643,098	3,054,716
Materion Corp.	44,523	1,025,365
RTI International Metals, Inc.(1)	182,124	4,121,466
Schnitzer Steel Industries, Inc. Class A	59,363	1,663,351

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Titanium Metals Corp.	151,113	$1,709,088

		15,228,020

MULTI-UTILITIES — 0.9%
Avista Corp.	227,558	6,075,799
Black Hills Corp.	163,248	5,251,688
NorthWestern Corp.	108,832	3,994,134

		15,321,621

MULTILINE RETAIL — 0.2%
Big Lots, Inc.(1)	108,832	4,439,257

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp., Class A(1)	98,939	3,399,544

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Berry Petroleum Co., Class A	95,000	3,767,700
Bill Barrett Corp.(1)	192,930	4,132,561
BP Prudhoe Bay Royalty Trust	64,310	7,496,617
Energy XXI Bermuda Ltd.	50,034	1,565,564
EQT Midstream Partners LP(1)	150,000	3,610,500
Gulfport Energy Corp.(1)	86,316	1,780,699
Hugoton Royalty Trust	474,903	3,708,992
Pacific Coast Oil Trust	410,413	7,645,994
SandRidge Mississippian Trust II	222,611	4,207,348
Vaalco Energy, Inc.(1)	840,974	7,257,606
W&T Offshore, Inc.	499,638	7,644,461
Western Refining, Inc.	123,673	2,754,198

		55,572,240

PAPER AND FOREST PRODUCTS — 1.0%
Buckeye Technologies, Inc.	98,939	2,818,772
Clearwater Paper Corp.(1)	247,346	8,439,445
KapStone Paper and Packaging Corp.(1)	435,328	6,899,949

		18,158,166

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	326,496	5,638,586
Prestige Brands Holdings, Inc.(1)	121,481	1,920,615

		7,559,201

PHARMACEUTICALS — 0.9%
Impax Laboratories, Inc.(1)	143,461	2,907,955
Medicis Pharmaceutical Corp., Class A	79,151	2,703,007
Par Pharmaceutical Cos., Inc.(1)	212,717	7,687,592
ViroPharma, Inc.(1)	145,776	3,454,891

		16,753,445

PROFESSIONAL SERVICES — 1.0%
CDI Corp.	465,009	7,626,148
Heidrick & Struggles International, Inc.	204,086	3,571,505
Kforce, Inc.(1)	238,101	3,204,839

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

WageWorks, Inc.(1)	242,399	$3,650,529

		18,053,021

REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.5%
American Campus Communities, Inc.	123,673	5,562,812
Associated Estates Realty Corp.	262,224	3,920,249
BioMed Realty Trust, Inc.	479,850	8,963,598
Campus Crest Communities, Inc.	690,947	7,178,939
CBL & Associates Properties, Inc.	277,027	5,413,108
Chimera Investment Corp.	1,681,947	3,969,395
CommonWealth REIT	296,815	5,675,103
CreXus Investment Corp.	247,818	2,520,309
DCT Industrial Trust, Inc.	277,027	1,745,270
DiamondRock Hospitality Co.	633,204	6,458,681
Equity Lifestyle Properties, Inc.	54,416	3,753,072
First Industrial Realty Trust, Inc.(1)	277,027	3,496,081
Government Properties Income Trust	163,248	3,692,670
Hatteras Financial Corp.	178,089	5,093,345
Healthcare Realty Trust, Inc.	183,036	4,363,578
Hersha Hospitality Trust	1,009,168	5,328,407
Highwoods Properties, Inc.	103,885	3,495,730
Kilroy Realty Corp.	74,204	3,592,216
Lexington Realty Trust	1,063,584	9,008,557
Mack-Cali Realty Corp.	247,818	7,204,069
Medical Properties Trust, Inc.	291,551	2,804,721
MFA Financial, Inc.	732,142	5,776,600
National Retail Properties, Inc.	158,301	4,478,335
PS Business Parks, Inc.	128,620	8,710,146
RLJ Lodging Trust	336,390	6,098,751
Sabra Health Care REIT, Inc.	440,275	7,533,105
Sun Communities, Inc.	79,151	3,501,640
Sunstone Hotel Investors, Inc.(1)	361,124	3,968,753
Urstadt Biddle Properties, Inc., Class A	267,133	5,281,219
Washington Real Estate Investment Trust	153,354	4,362,921

		152,951,380

ROAD AND RAIL — 1.2%
Arkansas Best Corp.	89,045	1,121,967
Celadon Group, Inc.	257,239	4,213,575
Heartland Express, Inc.	455,115	6,512,696
Marten Transport Ltd.	277,027	5,889,594
Werner Enterprises, Inc.	133,567	3,190,915

		20,928,747

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Cymer, Inc.(1)	64,310	3,791,075
Formfactor, Inc.(1)	534,266	3,456,701
Intersil Corp., Class A	682,673	7,270,467
M/A-COM Technology Solutions Holdings, Inc.(1)	331,443	6,131,695
Nanometrics, Inc.(1)	578,788	8,890,184
Photronics, Inc.(1)	573,970	3,501,217

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

RF Micro Devices, Inc.(1)	1,137,788	$4,835,599
Semtech Corp.(1)	102,043	2,481,686
Spansion, Inc., Class A(1)	1,068,531	11,732,470
Standard Microsystems Corp.(1)	168,195	6,204,714

		58,295,808

SOFTWARE — 2.4%
Compuware Corp.(1)	617,116	5,733,008
JDA Software Group, Inc.(1)	89,045	2,643,746
Mentor Graphics Corp.(1)	237,452	3,561,780
Parametric Technology Corp.(1)	237,452	4,976,994
Quest Software, Inc.(1)	504,584	14,052,664
Websense, Inc.(1)	608,469	11,396,624

		42,364,816

SPECIALTY RETAIL — 4.0%
American Eagle Outfitters, Inc.	257,239	5,075,325
Cabela's, Inc.(1)	148,408	5,611,307
Cato Corp. (The), Class A	143,461	4,369,822
Collective Brands, Inc.(1)	204,086	4,371,522
Destination Maternity Corp.	321,549	6,945,458
Express, Inc.(1)	242,399	4,404,390
Finish Line, Inc. (The), Class A	153,354	3,206,632
Genesco, Inc.(1)	118,726	7,141,369
Guess?, Inc.	153,354	4,657,361
Lithia Motors, Inc., Class A	267,133	6,157,416
Men's Wearhouse, Inc. (The)	217,664	6,125,065
RadioShack Corp.	296,815	1,139,770
Rue21, Inc.(1)	197,877	4,994,415
Williams-Sonoma, Inc.	187,983	6,573,766

		70,773,618

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Columbia Sportswear Co.	133,567	7,161,862
Culp, Inc.	494,691	5,070,583
Movado Group, Inc.	247,346	6,188,597
Vera Bradley, Inc.(1)	183,036	3,858,399

		22,279,441

THRIFTS AND MORTGAGE FINANCE — 3.0%
BankUnited, Inc.	672,779	15,864,129
Brookline Bancorp., Inc.	455,115	4,027,768
Capitol Federal Financial, Inc.	667,832	7,933,844
Flushing Financial Corp.	247,346	3,371,326
Kaiser Federal Financial Group, Inc.	197,877	2,924,622
Nationstar Mortgage Holdings, Inc.(1)	123,673	2,661,443
Oritani Financial Corp.	194,368	2,796,956
Provident Financial Services, Inc.	354,721	5,444,967
ViewPoint Financial Group, Inc.	227,965	3,565,373
Washington Federal, Inc.	272,115	4,596,022

		53,186,450

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	111,762	$4,118,430
Erickson Air-Crane, Inc.(1)	415,540	2,858,915
Kaman Corp.	178,089	5,510,073
Lawson Products, Inc.	306,708	2,837,049
WESCO International, Inc.(1)	54,416	3,131,641

		18,456,108

WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	200,027	4,308,582

TOTAL COMMON STOCKS (Cost $1,530,330,222)		1,695,245,960

CONVERTIBLE PREFERRED STOCKS — 1.9%

INSURANCE — 1.3%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	425,434	23,186,153

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%	43,733	4,335,033

MEDIA — 0.1%
LodgeNet Interactive Corp., 10.00%(3)	3,229	1,707,334

TOBACCO — 0.3%
Universal Corp., 6.75%	4,285	4,580,665

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,706,734)		33,809,185

EXCHANGE-TRADED FUNDS — 1.4%

iShares Russell 2000 Index Fund (Cost $24,112,790)	311,655	24,823,321

PREFERRED STOCKS — 0.6%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
DuPont Fabros Technology, Inc., Series A, 7.875%	133,567	3,494,113
Inland Real Estate Corp., Series A, 8.125%	97,184	2,470,417
PS Business Parks, Inc., 6.45%	163,248	4,326,072

TOTAL PREFERRED STOCKS (Cost $10,071,560)		10,290,602

TEMPORARY CASH INVESTMENTS — 1.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $10,650,414), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $10,447,578)		10,447,491
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $10,683,521), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $10,447,577)		10,447,490

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $2,660,546), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $2,611,886)		$2,611,873
SSgA U.S. Government Money Market Fund	9,341,857	9,341,857

TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,848,711)		32,848,711

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,630,070,017)		1,797,017,779

OTHER ASSETS AND LIABILITIES — (0.3)%		(5,271,390)

TOTAL NET ASSETS — 100.0%		$1,791,746,389

Notes to Schedule of Investments

CBOE	-	Chicago Board Options Exchange

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,707,334, which represented 0.1% of total net assets.

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Small Cap Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$1,695,245,960	—	—
Convertible Preferred Stocks	—	$33,809,185	—
Exchange-Traded Funds	24,823,321	—	—
Preferred Stocks	—	10,290,602	—
Temporary Cash Investments	9,341,857	23,506,854	—

Total Value of Investment Securities	$1,729,411,138	$67,606,641	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2012 follows:

	March 31, 2012					June 30, 2012
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Primo Water Corp.(1) (2)	1,200,000	—	$3,608,494	$(2,676,528)	—	519,425	(2)
Young Innovations, Inc.	655,000	$221,176	1,186,754	446,265	$25,200	613,416	$21,156,718

		$221,176	$4,795,248	$(2,230,263)	$25,200		$21,156,718

(1) Non-income producing.
(2) Company was not an affiliate at December 31, 2011.

4. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,690,816,199
Gross tax appreciation of investments	$177,793,232
Gross tax depreciation of investments	(71,591,652)
Net tax appreciation (depreciation) of investments	$106,201,580

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

June 30, 2012

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.7%

AEROSPACE AND DEFENSE — 1.5%
General Dynamics Corp.	233,975	$15,432,991
L-3 Communications Holdings, Inc.	93,988	6,956,052
Northrop Grumman Corp.	155,659	9,929,487

		32,318,530

AIRLINES — 0.8%
Southwest Airlines Co.	1,983,190	18,285,012

AUTOMOBILES — 1.6%
General Motors Co.(1)	512,804	10,112,495
Honda Motor Co., Ltd.	214,000	7,454,611
Toyota Motor Corp.	449,300	18,109,297

		35,676,403

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	427,231	18,691,356

CAPITAL MARKETS — 5.4%
Charles Schwab Corp. (The)	1,713,098	22,150,357
Franklin Resources, Inc.	53,043	5,887,243
Goldman Sachs Group, Inc. (The)	174,027	16,682,228
Northern Trust Corp.	1,181,697	54,381,696
State Street Corp.	388,044	17,322,284

		116,423,808

COMMERCIAL BANKS — 6.3%
Comerica, Inc.	593,207	18,217,387
Commerce Bancshares, Inc.	279,990	10,611,621
PNC Financial Services Group, Inc.	609,091	37,221,551
U.S. Bancorp	829,790	26,686,046
Wells Fargo & Co.	1,335,720	44,666,477

		137,403,082

COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Avery Dennison Corp.	265,195	7,250,431
Republic Services, Inc.	1,729,035	45,750,266
Waste Management, Inc.	467,051	15,599,504

		68,600,201

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	2,172,742	37,305,980

COMPUTERS AND PERIPHERALS — 1.7%
Hewlett-Packard Co.	1,072,959	21,577,205
NetApp, Inc.(1)	139,569	4,441,086
QLogic Corp.(1)	313,174	4,287,352
SanDisk Corp.(1)	182,915	6,672,739

		36,978,382

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	25,979	2,047,665

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

CONTAINERS AND PACKAGING — 0.8%
Bemis Co., Inc.	434,510	$13,617,544
Sonoco Products Co.	117,134	3,531,590

		17,149,134

DIVERSIFIED FINANCIAL SERVICES — 2.5%
JPMorgan Chase & Co.	1,504,985	53,773,114

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	1,641,194	58,524,978
CenturyLink, Inc.	193,568	7,644,000

		66,168,978

ELECTRIC UTILITIES — 3.5%
Great Plains Energy, Inc.	273,808	5,862,229
NV Energy, Inc.	581,191	10,217,338
Westar Energy, Inc.	1,154,339	34,572,453
Xcel Energy, Inc.	865,485	24,588,429

		75,240,449

ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd. ADR(1)	524,262	8,555,956
Emerson Electric Co.	184,009	8,571,139

		17,127,095

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc.	295,197	7,067,016
TE Connectivity Ltd.	148,922	4,752,101

		11,819,117

ENERGY EQUIPMENT AND SERVICES — 0.7%
Halliburton Co.	421,518	11,966,896
Helmerich & Payne, Inc.	79,338	3,449,616

		15,416,512

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	205,598	9,607,595
SYSCO Corp.	370,551	11,046,125
Wal-Mart Stores, Inc.	93,326	6,506,689

		27,160,409

FOOD PRODUCTS — 2.0%
Campbell Soup Co.	134,728	4,497,221
ConAgra Foods, Inc.	158,509	4,110,138
Kellogg Co.	108,685	5,361,431
Kraft Foods, Inc., Class A	638,278	24,650,296
Ralcorp Holdings, Inc.(1)	66,701	4,451,625

		43,070,711

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.1%
Becton, Dickinson and Co.	228,940	$17,113,265
Boston Scientific Corp.(1)	3,536,868	20,054,041
CareFusion Corp.(1)	1,596,379	40,995,013
Medtronic, Inc.	661,478	25,619,043
Stryker Corp.	147,087	8,104,494
Zimmer Holdings, Inc.	330,733	21,285,976

		133,171,832

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	256,511	9,944,932
CIGNA Corp.	147,752	6,501,088
LifePoint Hospitals, Inc.(1)	231,242	9,476,297
UnitedHealth Group, Inc.	333,730	19,523,205

		45,445,522

HOTELS, RESTAURANTS AND LEISURE — 1.6%
Carnival Corp.	108,646	3,723,298
International Game Technology	565,326	8,903,885
International Speedway Corp., Class A	494,847	12,955,094
Speedway Motorsports, Inc.	592,169	10,013,578

		35,595,855

HOUSEHOLD DURABLES — 0.5%
Whirlpool Corp.	194,774	11,912,378

HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	57,673	4,178,986
Kimberly-Clark Corp.	115,673	9,689,927
Procter & Gamble Co. (The)	948,568	58,099,790

		71,968,703

INDUSTRIAL CONGLOMERATES — 4.9%
General Electric Co.	3,317,343	69,133,428
Koninklijke Philips Electronics NV	1,151,703	22,773,307
Siemens AG	80,638	6,778,244
Tyco International Ltd.	123,410	6,522,218

		105,207,197

INSURANCE — 6.1%
ACE Ltd.	60,042	4,450,913
Allstate Corp. (The)	582,513	20,440,381
Aon plc	112,611	5,267,943
Berkshire Hathaway, Inc., Class A(1)	189	23,614,605
HCC Insurance Holdings, Inc.	321,194	10,085,492
Marsh & McLennan Cos., Inc.	594,547	19,162,250
MetLife, Inc.	640,691	19,765,317
Prudential Financial, Inc.	236,756	11,466,093
Torchmark Corp.	78,816	3,984,149
Travelers Cos., Inc. (The)	115,375	7,365,540
Unum Group	376,329	7,199,174

		132,801,857

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

INTERNET SOFTWARE AND SERVICES — 0.3%
Google, Inc., Class A(1)	10,916	$6,332,044

METALS AND MINING — 1.6%
Barrick Gold Corp.	241,772	9,083,374
Freeport-McMoRan Copper & Gold, Inc.	521,958	17,783,109
Newmont Mining Corp.	87,253	4,232,643
Nucor Corp.	88,178	3,341,946

		34,441,072

MULTI-UTILITIES — 1.2%
PG&E Corp.	562,102	25,446,358

MULTILINE RETAIL — 1.0%
Target Corp.	354,016	20,600,191

OIL, GAS AND CONSUMABLE FUELS — 16.0%
Apache Corp.	139,161	12,230,860
BP plc	852,178	5,709,732
BP plc ADR	45,965	1,863,421
Chevron Corp.	573,349	60,488,319
EQT Corp.	135,585	7,271,424
Exxon Mobil Corp.	1,351,353	115,635,276
Imperial Oil Ltd.	748,912	31,329,105
Peabody Energy Corp.	321,978	7,894,901
Southwestern Energy Co.(1)	446,879	14,268,846
Total S.A.	1,378,842	62,225,949
Ultra Petroleum Corp.(1)	1,183,379	27,300,554

		346,218,387

PHARMACEUTICALS — 8.1%
Eli Lilly & Co.	273,568	11,738,803
Hospira, Inc.(1)	178,600	6,247,428
Johnson & Johnson	813,412	54,954,114
Merck & Co., Inc.	971,785	40,572,024
Pfizer, Inc.	2,660,283	61,186,509

		174,698,878

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Weyerhaeuser Co.	131,330	2,936,539

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	2,438,506	27,945,279
Marvell Technology Group Ltd.	672,231	7,582,765

		35,528,044

SOFTWARE — 0.4%
Oracle Corp.	283,533	8,420,930

SPECIALTY RETAIL — 3.1%
Lowe's Cos., Inc.	1,356,254	38,571,864
Staples, Inc.	2,194,001	28,631,713

		67,203,577

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

THRIFTS AND MORTGAGE FINANCE — 0.8%
Hudson City Bancorp., Inc.	2,719,391	$17,322,521

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	320,751	11,628,445

TOTAL COMMON STOCKS (Cost $1,966,789,033)		2,117,536,268

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $13,969,726), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $13,703,673)		13,703,559
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $14,013,152), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $13,703,673)		13,703,559
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $3,489,732), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $3,425,907)		3,425,890
SSgA U.S. Government Money Market Fund	12,247,348	12,247,348

TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,080,356)		43,080,356

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,009,869,389)		2,160,616,624

OTHER ASSETS AND LIABILITIES — 0.3%		7,178,791

TOTAL NET ASSETS — 100.0%		$2,167,795,415

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

38,581,035	CAD for USD	UBS AG	7/31/12	$37,871,950	$(334,384)
5,717,581	CHF for USD	Credit Suisse AG	7/31/12	6,027,739	(75,956)
164,658	CHF for USD	Credit Suisse AG	7/31/12	173,590	(3,146)
52,281,817	EUR for USD	UBS AG	7/31/12	66,177,237	(852,674)
3,451,718	GBP for USD	Credit Suisse AG	7/31/12	5,405,538	(15,646)
1,470,670,875	JPY for USD	Credit Suisse AG	7/31/12	18,405,687	104,960

				$134,061,741	$(1,176,846)

(Value on Settlement Date $132,884,895)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

USD	-	United States Dollar

(1)	Non-income producing.

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Value - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,903,448,887	—	—
Foreign Common Stocks	48,078,691	$166,008,690	—
Temporary Cash Investments	12,247,348	30,833,008	—

Total Value of Investment Securities	$1,963,774,926	$196,841,698	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,176,846)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,099,201,018
Gross tax appreciation of investments	$175,927,682
Gross tax depreciation of investments	(114,512,076)
Net tax appreciation (depreciation) of investments	$61,415,606

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2012